UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2010 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers Short Duration Government Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 87.8% [1]
Federal Home Loan Mortgage Corporation - 35.4%
FHLMC, 2.447%, 11/01/33, (11/01/10) [6]	$1,771,913	$1,834,657
FHLMC, 2.654%, 07/01/34, (06/01/11) [6,8]	618,454	645,063
FHLMC, 2.667%, 12/01/33, (12/01/10) [6]	3,490,542	3,647,522
FHLMC, 2.706%, 10/01/33, (12/01/10) [6]	4,290,023	4,482,525
FHLMC, 2.710%, 10/01/33, (11/01/10) [6]	2,601,625	2,707,580
FHLMC, 2.909%, 02/01/23, (02/01/11) [6]	1,074,515	1,125,412
FHLMC, 2.958%, 09/01/33, (06/01/11) [6]	3,681,267	3,882,132
FHLMC, 3.067%, 06/01/35, (04/01/11) [6]	1,414,318	1,487,436
FHLMC, 3.747%, 09/01/35, (05/01/11) [6]	3,073,853	3,202,515
FHLMC, 3.970%, 12/01/35, (03/01/11) [6]	989,405	1,021,970
FHLMC, 4.000%, 09/15/15	165,913	166,361
FHLMC, 4.500%, 07/01/18	3,388,534	3,599,183
FHLMC, 5.000%, 05/01/18 [8]	846,591	903,584
FHLMC, 5.000%, 06/15/27 [8]	689,074	690,585
FHLMC, 5.000%, 09/01/17 to 09/15/31	2,204,970	2,291,452
FHLMC, 5.500%, 11/01/19 [8]	3,983,332	4,304,310
FHLMC, 5.748%, 02/01/37, (02/01/12) [6,8]	2,345,174	2,489,653
FHLMC Gold Pool, 0.507%, 06/15/35, (10/15/10) [6,8]	3,967,822	3,965,571
FHLMC Gold Pool, 3.750%, 11/15/25 [8]	572,737	575,551
FHLMC Gold Pool, 5.000%, 05/01/18 [8]	784,393	837,199
FHLMC Gold Pool, 5.000%, 01/01/19 [8]	1,002,842	1,070,355
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	743,308	794,533
FHLMC Gold Pool, 5.500%, 11/01/17 [8]	442,747	477,594
FHLMC Gold Pool, 5.500%, 01/01/20 [8]	3,827,815	4,135,217
FHLMC Gold Pool, 5.500%, 12/01/17 to 09/01/19	798,042	861,337
FHLMC Gold Pool, 7.000%, 06/01/17	1,759,124	1,887,580
FHLMC Gold Pool, 7.500%, 04/01/15 to 03/01/33	1,090,216	1,222,239
FHLMC REMICS, Series 2870, Class CN, 4.000%, 10/15/27	362,744	368,537
FHLMC REMICS, Series 2885, Class DE, 4.500%, 12/15/17	243,523	252,580
FHLMC REMICS, Series 2003-86, Class OX, 4.500%, 09/15/26	637,646	641,150
FHLMC REMICS, Series 2769, Class BX, 4.500%, 07/15/27	307,930	313,169
FHLMC REMICS, Series 3153, Class NB, 5.500%, 02/15/27	202,386	202,777
FHLMC REMICS, Series 3059, Class PA, 5.500%, 10/15/26	570,364	572,004
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [9]	184,415	211,501
FHLMC, Series 2640, Class TK, 3.500%, 11/15/26	242,188	242,479
FHLMC, Series 2628, Class PV, 3.750%, 10/15/16	175,610	175,661
FHLMC, Series 2836, Class P, 4.000%, 01/15/16	2,750,288	2,770,558
FHLMC, Series 2692, Class AB, 4.000%, 05/15/16	1,486,421	1,511,428
FHLMC, Series 2675, Class CB, 4.000%, 05/15/16	725,074	737,404
FHLMC, Series 2677, Class BA, 4.000%, 09/15/16	1,385,423	1,415,959
FHLMC, Series 2574, Class HW, 4.000%, 11/15/16	337,748	340,163
FHLMC, Series 2551, Class CH, 4.000%, 12/15/16	444,631	450,044
FHLMC, Series 2608, Class GJ, 4.000%, 03/15/17	533,592	541,627
FHLMC, Series 2840, Class E, 4.250%, 08/15/12	548,968	551,124
FHLMC, Series 3249, Class CJ, 4.250%, 01/15/29	1,449,984	1,476,886
FHLMC, Series 2561, Class EO, 4.500%, 09/15/16 [8]	1,017,824	1,026,219
FHLMC, Series 2760, Class EB, 4.500%, 09/15/16	2,379,098	2,426,100
FHLMC, Series 2574, Class TK, 4.500%, 11/15/16	672,811	678,195
FHLMC, Series 2649, Class QC, 4.500%, 11/15/16	277,001	277,550
FHLMC, Series 2582, Class BC, 4.500%, 04/15/17	836,713	852,707
FHLMC, Series 2561, Class BH, 4.500%, 05/15/17	1,496,488	1,536,126
FHLMC, Series 2664, Class GA, 4.500%, 01/15/18	1,060,290	1,079,140
FHLMC, Series 2697, Class LP, 4.500%, 10/15/19	219,705	222,326
FHLMC, Series 2688, Class DA, 4.500%, 02/15/20	1,702,591	1,736,234

Managers Short Duration Government Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 35.4% (continued)
FHLMC, Series 2691, Class TC, 4.500%, 07/15/26	$318,197	$319,005
FHLMC, Series 2640, Class OW, 4.500%, 11/15/26	692,960	694,207
FHLMC, Series 2844, Class PU, 4.500%, 06/15/27	1,539,959	1,568,562
FHLMC, Series 2857, Class BG, 4.500%, 08/15/27	3,559,170	3,627,474
FHLMC, Series 2638, Class OW, 4.500%, 10/15/27	8,371,535	8,499,036
FHLMC, Series 2760, Class PN, 4.500%, 11/15/27	2,010,051	2,046,697
FHLMC, Series 2776, Class OL, 4.500%, 11/15/27	733,214	747,870
FHLMC, Series 2725, Class PC, 4.500%, 05/15/28	714,717	718,894
FHLMC, Series 2939, Class DE, 4.750%, 04/15/25	5,115,583	5,235,112
FHLMC, Series 2707, Class PC, 5.000%, 02/15/17	1,392,909	1,404,987
FHLMC, Series 2657, Class DA, 5.000%, 10/15/20	676,501	685,877
FHLMC, Series 3062, Class HB, 5.000%, 03/15/25	141,401	142,343
FHLMC, Series 2726, Class PB, 5.000%, 04/15/26	1,265,059	1,286,873
FHLMC, Series 2753, Class PC, 5.000%, 05/15/26	1,037,991	1,046,457
FHLMC, Series 2866, Class WC, 5.000%, 01/15/27	2,160,346	2,187,884
FHLMC, Series 2764, Class UC, 5.000%, 05/15/27	3,096,030	3,159,342
FHLMC, Series 2907, Class HC, 5.000%, 06/15/27	2,916,829	2,998,863
FHLMC, Series 2844, Class PB, 5.000%, 06/15/27	1,805,874	1,841,590
FHLMC, Series 2780, Class LC, 5.000%, 07/15/27	1,852,937	1,892,421
FHLMC, Series 2893, Class PB, 5.000%, 12/15/27	3,993,335	4,070,929
FHLMC, Series 2783, Class PB, 5.000%, 01/15/28	1,863,951	1,903,833
FHLMC, Series 2684, Class PC, 5.000%, 05/15/28	3,739,358	3,782,484
FHLMC, Series 2881, Class TC, 5.000%, 06/15/28	2,089,154	2,144,278
FHLMC, Series 2649, Class OC, 5.000%, 07/15/28	737,555	754,107
FHLMC, Series 2827, Class TC, 5.000%, 10/15/28	538,807	553,456
FHLMC, Series 2877, Class MV, 4.750%, 12/15/28	1,175,479	1,207,774
FHLMC, Series 2960, Class NE, 5.000%, 08/15/31	4,214,350	4,307,296
FHLMC, Series 2984, Class NA, 5.500%, 04/15/26	798,597	801,287
FHLMC, Series 3165, Class JA, 5.500%, 04/15/26	159,134	159,728
FHLMC, Series 3138, Class PA, 5.500%, 02/15/27	1,074,990	1,078,758
Total Federal Home Loan Mortgage Corporation		137,786,188
Federal National Mortgage Association - 43.4%
FNMA, 0.576%, 11/25/30, (10/25/10) [6,8]	2,104,136	2,097,247
FNMA, 1.974%, 08/01/34, (11/01/10) [6]	783,179	806,358
FNMA, 1.999%, 11/01/34, (12/01/10) [6]	716,844	745,297
FNMA, 1.998%, 01/01/35, (12/01/10) [6]	538,148	559,145
FNMA, 2.020%, 09/01/34, (02/01/11) [6]	3,049,278	3,179,512
FNMA, 2.086%, 02/01/33, (01/01/11) [6]	2,955,246	3,064,243
FNMA, 2.116%, 06/01/34, (12/01/10) [6]	2,095,126	2,191,395
FNMA, 2.131%, 01/01/35, (12/01/10) [6]	892,732	929,249
FNMA, 2.233%, 01/01/24, (03/01/11) [6]	2,014,578	2,073,794
FNMA, 2.273%, 08/01/33, (01/01/11) [6]	1,009,993	1,052,536
FNMA, 2.282%, 08/01/33, (01/01/11) [6]	609,838	635,665
FNMA, 2.496%, 05/01/33, (04/01/11) [6]	2,762,398	2,883,106
FNMA, 2.500%, 03/01/33, (01/01/11) [6]	1,149,996	1,199,403
FNMA, 2.532%, 04/01/35, (03/01/11) [6]	876,345	917,500
FNMA, 2.560%, 06/01/33, (05/01/11) [6]	1,100,073	1,152,294
FNMA, 2.666%, 06/01/34, (06/01/11) [6]	3,194,880	3,344,625
FNMA, 2.677%, 01/01/26, (03/01/11) [6]	814,684	855,455
FNMA, 2.711%, 06/01/35, (06/01/11) [6]	482,794	509,435
FNMA, 2.726%, 06/01/35, (06/01/11) [6]	437,005	457,464
FNMA, 2.740%, 08/01/34, (04/01/11) [6]	975,140	1,022,271
FNMA, 2.751%, 01/01/25, (04/01/11) [6]	989,545	1,037,408
FNMA, 2.753%, 11/01/34, (04/01/11) [6]	8,765,566	9,191,384
FNMA, 2.864%, 09/01/33, (09/01/11) [6,8]	1,061,856	1,099,169

Managers Short Duration Government Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 43.4% (continued)
FNMA, 2.957%, 01/01/33, (01/01/11) [6]	$2,074,383	$2,179,577
FNMA, 3.249%, 02/01/37, (12/01/10) [6]	665,696	694,112
FNMA, 3.250%, 03/01/36, (04/01/11) [6]	2,401,986	2,526,070
FNMA, 3.259%, 01/01/33, (12/01/10) [6]	72,243	76,059
FNMA, 3.295%, 03/01/36, (04/01/11) [6]	2,637,015	2,772,023
FNMA, 3.350%, 06/01/37, (05/01/11) [6]	924,768	969,108
FNMA, 3.849%, 09/01/35, (08/01/11) [6]	1,706,672	1,814,689
FNMA, 3.714%, 03/25/35, (10/25/10) [6,8]	2,050,253	2,043,603
FNMA, 4.838%, 01/01/36, (12/01/10) [6]	275,629	289,435
FNMA, 5.000%, 09/01/19 [8]	693,576	735,879
FNMA, 5.000%, 03/01/18 to 03/25/27	7,961,389	8,492,704
FNMA, 5.000%, 03/25/27 [11]	32,838	32,840
FNMA, 5.000%, TBA	14,000,000	14,845,473
FNMA, 5.133%, 01/01/36, (12/01/10) [6]	140,480	147,237
FNMA, 5.303%, 08/01/36, (06/01/11) [6]	530,922	558,659
FNMA, 5.460%, 05/01/36, (05/01/11) [6]	417,185	439,565
FNMA, 5.500%, 11/01/18 [8]	1,155,770	1,244,658
FNMA, 5.500%, 10/01/17 to 12/25/26	12,406,871	13,382,941
FNMA, 5.801%, 09/01/37, (09/01/12) [6]	748,306	797,049
FNMA, 6.000%, 09/01/22 [8]	2,757,214	2,999,442
FNMA, 6.000%, 03/01/17 to 11/01/23	10,771,345	11,661,774
FNMA, 6.500%, 04/01/17 [8]	507,676	551,455
FNMA, 6.500%, 04/01/18 to 08/01/32	2,125,329	2,337,746
FNMA, 7.000%, 09/01/14	628,481	673,235
FNMA, 7.500%, 12/01/33 to 01/01/34	198,914	221,308
FNMA Grantor Trust, Series 2003-T4, Class A1, 0.476%, 09/26/33, (10/25/10) [6]	17,182	15,993
FNMA Grantor Trust, Series 2002-T5, Class A1, 0.496%, 05/25/32, (10/25/10) [6]	475,357	431,517
FNMA Grantor Trust, Series 2003-T2, Class A1, 0.536%, 03/25/33, (10/25/10) [6]	327,253	269,459
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	743,022	837,989
FNMA Pass Through Securities, Series 2002-33, Class A2, 7.500%, 06/25/32	114,149	134,410
FNMA, Series 2007-25, Class FA, 0.656%, 04/25/37, (10/25/10) [6]	2,857,961	2,858,646
FNMA, Series 2003-15, Class CH, 4.000%, 02/25/17	520,112	526,552
FNMA, Series 2003-23, Class AB, 4.000%, 03/25/17	1,629,029	1,657,590
FNMA, Series 2003-23, Class AD, 4.500%, 03/25/17	850,313	867,363
FNMA, Series 2003-86, Class OX, 4.500%, 09/25/26	77,699	77,857
FNMA, Series 2003-37, Class PC, 4.500%, 06/25/27 [8]	625,716	629,012
FNMA, Series 2002-94, Class CA, 5.000%, 05/25/17	4,320,136	4,414,880
FNMA, Series 2005-86, Class WH, 5.000%, 11/25/25	139,942	140,025
FNMA, Series 2006-75, Class YA, 5.000%, 12/25/25	448,733	456,112
FNMA, Series 2004-90, Class PC, 5.000%, 03/25/27	3,287,069	3,338,339
FNMA, Series 2006-107, Class QA, 5.000%, 04/25/27	1,249,069	1,275,479
FNMA, Series 2005-33, Class QA, 5.000%, 06/25/27	101,414	101,664
FNMA, Series 2882, Class YB, 5.000%, 10/15/27	1,265,715	1,293,852
FNMA, Series 2005-15, Class EA, 5.000%, 10/25/28	1,101,595	1,136,888
FNMA, Series 2003-81, Class MB, 5.000%, 05/25/29	3,384,121	3,478,847
FNMA, Series 3101, Class PA, 5.500%, 10/15/25	391,432	392,710
FNMA, Series 2006-44, Class OA, 5.500%, 12/25/26	2,433,280	2,474,982
FNMA, Series 2006-57, Class PA, 5.500%, 08/25/27	1,427,879	1,450,782
FNMA, Series 2005-99, Class KC, 5.500%, 02/25/28	6,998,432	7,085,447
FNMA, Series 2006-48, Class TA, 5.500%, 04/25/28	1,285,795	1,314,082
FNMA, Series 2006-129, Class PA, 5.500%, 07/25/28	1,495,965	1,526,958
FNMA, Series 2005-118, Class MC, 6.000%, 01/25/32	3,086,725	3,116,222
FNMA, Series 1993-139, Class GA, 7.000%, 08/25/23 [8,11]	1,116,725	1,128,775
FNMA Whole Loan, Series 2005-W2, Class A1, 0.456%, 05/25/35, (10/25/10) [6,8]	4,131,736	4,107,137
FNMA Whole Loan, Series 2003-W13, Class AV2, 0.536%, 10/25/33, (10/25/10) [6,11]	102,551	93,913

Managers Short Duration Government Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 43.4% (continued)
FNMA Whole Loan, Series 2004-W14, Class 1AF, 0.656%, 07/25/44, (10/25/10) [6,8]	$3,716,972	$3,715,196
FNMA Whole Loan, Series 2004-W5, Class F1, 0.706%, 02/25/47, (10/25/10) [6]	911,770	912,432
FNMA Whole Loan, Series 2002-W1, Class 2A, 7.500%, 02/25/42 [8,9]	537,138	632,479
FNMA Whole Loan, Series 2002-W6, Class 2A, 7.500%, 06/25/42 [9]	1,768,968	2,082,960
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42 [8]	933,022	1,079,584
FNMA Whole Loan, Series 2003-W1, Class 2A, 7.500%, 12/25/42 [9]	31,030	36,537
Total Federal National Mortgage Association		168,583,266
Government National Mortgage Association - 4.6%
GNMA, 1.875%, 03/20/37, (04/01/11) [6]	564,229	576,874
GNMA, 2.750%, 01/20/32, (04/01/11) [6]	143,066	147,024
GNMA, 2.750%, 10/20/34, (01/01/11) [6]	367,198	377,906
GNMA, 3.000%, 03/20/35, (04/01/11) [6]	92,167	94,832
GNMA, 3.000%, 06/20/35, (07/01/11) [6]	111,163	114,284
GNMA, 3.125%, 10/20/17, (01/01/11) [6,8]	56,388	58,171
GNMA, 3.125%, 11/20/17 to 11/20/27, (01/01/11) [6]	1,589,683	1,639,949
GNMA, 3.250%, 01/20/28, (04/01/11) [6]	72,182	74,539
GNMA, 3.375%, 03/20/21, (04/01/11) [6]	52,615	54,384
GNMA, 3.375%, 06/20/22 to 05/20/33, (07/01/11) [6]	322,352	332,544
GNMA, 3.375%, 04/20/24, (07/01/11) [6,8]	570,978	589,032
GNMA, 3.375%, 05/20/27, (07/01/11) [6,8]	506,561	522,578
GNMA, 3.500%, 02/20/34	284,350	290,228
GNMA, 3.500%, 07/20/35, (10/01/11) [6,8]	1,665,218	1,721,409
GNMA, 3.500%, 09/20/35, (10/01/11) [6]	1,289,138	1,332,639
GNMA, 3.625%, 09/20/22 to 09/20/35, (10/01/11) [6]	3,878,346	4,013,628
GNMA, 4.500%, 09/15/40	5,000,000	5,270,151
GNMA, Series 2005-58, Class NJ, 4.500%, 08/20/35	676,833	700,582
GNMA, 9.500%, 12/15/17	9,933	10,971
Total Government National Mortgage Association		17,921,725
Interest Only Strips - 2.1%
FHLMC IO Strip, 4.500%, 09/15/35	524,487	74,665
FHLMC IO Strip, 5.000%, 02/15/20 to 04/15/20	963,505	115,145
FHLMC IO Strip, 6.443%, 11/15/18 , (10/15/10) [6]	997,602	83,341
FHLMC IO, Series 2530, Class QI, 6.743%, 01/15/32, (10/15/10) [6]	556,964	91,044
FHLMC IO Strip, 6.843%, 11/15/30, (10/15/10) [6]	337,535	32,271
FHLMC IO Strip, 8.000%, 06/01/31 [11]	270,766	65,407
FHLMC, Series 3449, Class AI, 4.500%, 10/15/20	1,662,515	73,799
FHLMC, Series 3685, Class EI, 5.000%, 03/15/19	5,770,410	532,067
FHLMC, Series 3659, Class IE, 5.000%, 03/15/19	2,386,577	287,433
FHLMC, Series 2637, Class SI, 5.743%, 06/15/18, (10/15/10) [6]	613,398	61,895
FHLMC, Series 3560, Class KS, 6.143%, 11/15/36, (10/15/10) [6]	2,753,848	396,966
FHLMC, Series 3424, Class XI, 6.313%, 05/15/36, (10/15/10) [6]	1,300,180	197,055
FHLMC, Series 3153, Class JI, 6.363%, 05/15/36, (10/15/10) [6]	2,647,143	395,764
FHLMC, Series 2882, Class SJ, 6.443%, 10/15/34, (10/15/10) [6]	860,244	103,066
FHLMC, Series 2980, Class SL, 6.443%, 11/15/34, (10/15/10) [6]	1,147,276	176,841
FHLMC, Series 2922, Class SE, 6.493%, 02/15/35, (10/15/10) [6]	789,583	127,471
FHLMC, Series 2929, Class CS, 6.543%, 12/15/22, (10/15/10) [6]	454,848	25,286
FHLMC, Series 2608, Class SJ, 6.843%, 03/15/17, (10/15/10) [6]	544,732	17,469
FHLMC, Series 2644, Class ES, 6.893%, 02/15/18, (10/15/10) [6]	1,658,090	158,337
FHLMC, Series 2772, Class KS, 6.923%, 06/15/22, (10/15/10) [6]	452,220	44,200
FHLMC, Series 3489, Class SD, 7.543%, 06/15/32, (10/15/10) [6]	1,154,845	202,961
FNMA IO Strip, 5.000%, 12/01/35	431,488	55,985
FNMA IO Strip, 7.500%, 11/18/14 [11]	16,169	494
FNMA IO Strip, 8.000%, 05/01/30 [11]	210,128	48,271
FNMA IO Strip, 9.000%, 12/15/16 [11]	32,640	5,556
FNMA, Series 2008-22, Class AI, 1.097%, 09/25/12 [9]	25,045,574	309,170

Managers Short Duration Government Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Interest Only Strips - 2.1%
FNMA, Series 2010-95, Class DI, 4.500%, 11/25/20	$3,416,874	$350,078
FNMA, Series 2008-86, Class IO, 4.500%, 03/25/23	5,071,830	474,943
FNMA, Series 2010-65, Class IO, 5.000%, 09/25/20	5,934,139	653,838
FNMA, Series 2003-48, Class SJ, 5.744%, 06/25/18, (10/25/10) [6]	781,935	76,890
FNMA, Series 2005-67, Class SM, 5.894%, 08/25/35, (10/25/10) [6]	571,112	88,894
FNMA, Series 2006-3, Class SA, 5.894%, 03/25/36, (10/25/10) [6]	1,305,522	178,773
FNMA, Series 2009-87, Class SX, 5.994%, 11/25/39, (10/25/10) [6]	2,891,816	427,676
FNMA, Series 2007-85, Class SB, 6.294%, 09/25/37, (10/25/10) [6]	1,103,513	106,735
FNMA, Series 2003-73, Class SM, 6.344%, 04/25/18, (10/25/10) [6]	829,985	90,329
FNMA, Series 2005-45, Class SR, 6.464%, 06/25/35, (10/25/10) [6]	1,190,791	144,912
FNMA, Series 2005-12, Class SC, 6.494%, 03/25/35, (10/25/10) [6]	892,263	132,912
FNMA, Series 2005-29, Class SC, 6.494%, 04/25/35, (10/25/10) [6]	1,628,708	215,426
FNMA, Series 2008-34, Class SM, 6.494%, 05/25/38, (10/25/10) [6]	2,436,633	382,557
FNMA, Series 2005-66, Class GS, 6.594%, 07/25/20, (10/25/10) [6]	568,206	74,100
FNMA, Series 2004-49, Class SQ, 6.794%, 07/25/34, (10/25/10) [6]	647,028	115,168
FNMA, Series 2004-64, Class SW, 6.794%, 08/25/34, (10/25/10) [6]	2,044,618	313,231
FNMA, Series 2003-67, Class TS, 6.844%, 08/25/17, (10/25/10) [6]	1,167,613	79,616
FNMA, Series 2004-51, Class SX, 6.864%, 07/25/34, (10/25/10) [6]	1,079,545	192,310
FNMA, Series 2006-101, Class SE, 6.994%, 10/25/36, (10/25/10) [6]	1,366,293	246,447
Total Interest Only Strips		8,026,794
U.S. Treasury Notes - 2.3%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11	806,204	816,092
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	7,055,138	8,112,858
Total U.S. Treasury Notes		8,928,950
Total U.S. Government and Agency Obligations (cost $338,657,014)		341,246,923
Mortgage-Backed Securities - 9.9%
Bank of America Commercial Mortgage, Inc., Series 2005 2, Class A4, 4.783%, 07/10/43 [9]	1,766,837	1,843,042
Bank of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.118%, 07/11/43	877,000	914,512
Countrywide Home Loans, Inc., 0.756%, 02/25/35, (10/25/10) [6,8,11]	1,350,635	324,406
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A3, 4.500%, 11/15/37	1,000,000	1,020,915
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class C, 6.730%, 12/18/35	1,500,000	1,508,568
Deutsche Alt-A Securities, Inc. Mortgage Loan, 6.250%, 07/25/36 [9]	205,215	152,384
Freddie Mac Multiclass Certificates, Series 3113, Class QA, 5.000%, 11/15/25	381,602	385,406
GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.349%, 08/11/36	1,650,000	1,742,988
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2, 6.070%, 06/10/38	765,000	795,751
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.269%, 12/10/35	1,576,296	1,664,034
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, 6.496%, 01/15/33	276,684	277,318
GMAC Commercial Mortgage Securities, Inc., Series 2003 C3, Class A3, 4.646%, 04/10/40	2,069,343	2,105,442
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.957%, 09/15/35	25,059	25,038
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	998,543	1,017,074
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004 CBX, Class A4, 4.529%, 01/12/37	1,310,000	1,335,507
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005 CB12, Class A3A1, 4.824%, 09/12/37	725,000	737,645
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A3A1, 4.871%, 10/15/42	3,500,000	3,550,680
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A3B, 5.559%, 04/15/43 [9]	2,892,000	2,991,430
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class B, 6.446%, 03/15/33	1,979,000	1,998,184
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class A3, 6.465%, 11/15/35	1,250,000	1,300,140
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A3, 4.435%, 12/15/29	2,145,000	2,185,558
LB-UBS Commercial Mortgage Trust, Series 2004 C8, Class A4, 4.510%, 12/15/29	1,037,500	1,064,945
LB-UBS Commercial Mortgage Trust, Series 2008-C8, Class A3, 4.830%, 11/15/27	928,719	966,983
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	5,075,000	5,200,035
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.462%, 03/15/31	988,241	1,044,386
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.892%, 02/12/42	2,000,000	2,047,869
Washington Mutual, Class 2A3, Series 2005-AR2, 0.606%, 01/25/45, (10/25/10) [6]	749,548	501,857
Total Mortgage-Backed Securities (cost $40,010,016)		38,702,097

Managers Short Duration Government Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities - 0.3%
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 0.576%, 11/25/35, (10/25/10) [6]	$1,132,968	$957,591
Structured Asset Investment Loan Trust, 0.796%, 12/25/34, (10/25/10) [6,8]	235,318	221,227
Total Asset-Backed Securities (cost $1,368,790)		1,178,818
Short-Term Investments - 7.6%
U.S. Government and Agency Discount Notes - 0.1%
FHLMC Discount Notes, 0.172%, 03/15/11 [4,5]	400,000	399,688

	Shares
Other Investment Companies - 7.5%[1]
BNY Institutional Cash Reserves Fund, Series B* [7,13]	15,506	12,331
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21%	12,050,830	12,050,830
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.17%	17,022,333	17,022,333
Total Other Investment Companies		29,085,494
Total Short-Term Investments (cost $29,488,264)		29,485,182
Total Investments - 105.6% (cost $409,524,084)		410,613,020
Other Assets, less Liabilities - (5.6)%		(21,758,881)
Net Assets - 100.0%		$388,854,139

Managers Intermediate Duration Government Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 98.2% [1]
Federal Home Loan Mortgage Corporation - 35.8%
FHLMC, 2.645%, 11/01/33, (12/01/10) [6]	$1,851,713	$1,925,763
FHLMC, 4.500%, 04/01/35	516,852	543,265
FHLMC, 5.000%, 05/01/18 to 11/01/35	10,783,240	11,363,762
FHLMC, 5.500%, 11/01/17 to 01/01/19	1,133,369	1,223,080
FHLMC, 5.500%, 09/01/33 [8]	1,085,706	1,165,180
FHLMC, 5.500%, 05/01/34 [8]	931,339	1,004,294
FHLMC, 5.500%, TBA	6,000,000	6,363,749
FHLMC, 5.626%, 01/01/36, (01/01/13) [6]	5,145,689	5,491,207
FHLMC, 5.748%, 02/01/37, (02/01/12) [6]	196,366	208,464
FHLMC, 6.000%, 02/01/22 to 03/01/22	965,477	1,047,540
FHLMC, 7.500%, 07/01/34 [8]	2,381,533	2,709,289
FHLMC Gold Pool, 3.750%, 11/15/25 [8]	384,465	386,354
FHLMC Gold Pool, 4.500%, 05/01/34	232,876	244,777
FHLMC Gold Pool, 4.500%, 10/01/34 [8]	1,804,556	1,896,777
FHLMC Gold Pool, 4.500%, 04/01/35 [8]	3,006,723	3,150,044
FHLMC Gold Pool, 4.500%, 05/01/35	589,295	617,385
FHLMC Gold Pool, 4.500%, 10/01/35 [8]	2,202,706	2,307,702
FHLMC Gold Pool, 4.500%, 11/01/35 [8]	1,842,134	1,929,943
FHLMC Gold Pool, 5.000%, 10/01/18 to 08/01/19	464,252	495,641
FHLMC Gold Pool, 5.500%, 10/01/33 to 01/01/35	145,170	155,628
FHLMC Gold Pool, 5.500%, 02/01/35 [8]	1,224,714	1,307,474
FHLMC Gold Pool, 5.500%, 06/01/35 [8]	7,032,740	7,532,156
FHLMC Gold Pool, 5.500%, 05/01/38	2,055,358	2,179,922
FHLMC Gold Pool, 5.500%, 12/01/38 [8]	1,135,439	1,205,184
FHLMC Gold Pool, 6.000%, 09/01/17 to 05/01/22	3,912,196	4,246,959
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [9]	258,181	296,102
Total Federal Home Loan Mortgage Corporation		60,997,641
Federal National Mortgage Association - 49.5%
FNMA, 0.576%, 11/25/30, (10/25/10) [6,8]	2,104,136	2,097,247
FNMA, 0.656%, 03/25/35, (10/25/10) [6,8]	1,273,797	1,269,666
FNMA, 2.059%, 07/01/33, (12/01/10) [6]	556,465	577,764
FNMA, 2.116%, 06/01/34, (12/01/10) [6,8]	1,669,964	1,746,698
FNMA, 2.666%, 06/01/34, (06/01/11) [6,8]	1,920,123	2,010,120
FNMA, 2.740%, 08/01/34, (04/01/11) [6]	780,112	817,817
FNMA, 3.350%, 06/01/37, (05/01/11) [6]	734,968	770,208
FNMA, 4.000%, TBA	7,000,000	7,306,250
FNMA, 4.500%, TBA	24,000,000	24,990,000
FNMA, 5.000%, 06/01/18	213,173	227,507
FNMA, 5.000%, 01/01/20 [8]	1,947,778	2,097,936
FNMA, 5.000%, 03/25/24 to 03/01/36	18,783,154	19,784,861
FNMA, 5.490%, 02/01/36, (01/01/11) [6]	192,863	201,566
FNMA, 5.500%, 03/01/17 to 10/01/18	701,327	760,347
FNMA, 5.500%, 01/01/19 [8]	478,314	515,100
FNMA, 5.500%, 02/01/19 to 04/01/21	3,464,802	3,741,670
FNMA, 5.500%, 11/01/34 [8]	1,595,247	1,710,998
FNMA, 5.500%, 02/01/35 to 07/01/38	1,741,634	1,861,666
FNMA, 5.500%, TBA	2,100,000	2,232,235
FNMA, 6.000%, 08/01/17 to 10/15/33	6,236,418	6,700,607
FNMA, 6.500%, 11/01/28 to 07/01/32	447,321	492,078
FNMA, Series 1994-55, Class H, 7.000%, 03/25/24 [8]	2,161,783	2,423,033
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42	155,504	179,931
Total Federal National Mortgage Association		84,515,305
Government National Mortgage Association - 10.1%
GNMA, 3.125%, 11/20/17, (01/01/11) [6]	216,429	223,272

Managers Intermediate Duration Government Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association - 10.1% (continued)
GNMA, 3.125%, 12/20/17, (01/01/11) [6]	$15,721	$16,218
GNMA, 3.375%, 03/20/16, (04/01/11) [6]	19,875	20,543
GNMA, 3.375%, 06/20/16, (07/01/11) [6]	24,364	25,134
GNMA, 3.375%, 05/20/21, (07/01/11) [6]	36,571	37,727
GNMA, 3.625%, 08/20/17, (10/01/11) [6]	33,477	34,616
GNMA, 3.625%, 08/20/18, (10/01/11) [6]	73,225	75,717
GNMA, 4.500%, 10/15/39 to 09/15/40	3,500,000	3,683,718
GNMA, 5.000%, 09/15/39 to 12/15/39	7,713,823	8,244,723
GNMA, 5.500%, 10/15/39 to 11/15/39	4,536,219	4,899,435
GNMA, 7.500%, 09/15/28 to 11/15/31	25,687	29,407
Total Government National Mortgage Association		17,290,510
Interest Only Strips - 2.4%
FHLMC IO Strip, 4.500%, 09/15/35	746,172	109,593
FHLMC IO Strip, 5.000%, 05/15/17 to 04/15/20	1,006,784	112,421
FHLMC IO Strip, 6.000%, 05/01/31	6,334	1,094
FHLMC IO Strip, 6.443%, 11/15/18, (10/15/10) [6]	792,965	66,246
FHLMC IO Strip, 6.843%, 11/15/30, (10/15/10) [6]	137,221	13,120
FHLMC IO Strip, 7.393%, 09/15/16, (10/15/10) [6,11]	7,827	63
FHLMC IO Strip, 7.393%, 10/15/16, (10/15/10) [6]	71,786	1,137
FHLMC IO Strip, 7.643%, 06/15/31, (10/15/10) [6]	55,420	11,906
FHLMC, Series 3659, Class IE, 5.000%, 03/15/19	1,068,781	108,741
FHLMC, Series 3685, Class EI, 5.000%, 03/15/19	2,584,165	267,363
FHLMC, Series 2637, Class SI, 5.743%, 06/15/18, (10/15/10) [6]	469,582	47,384
FHLMC, Series 3560, Class KS, 6.143%, 11/15/36, (10/15/10) [6]	1,428,095	205,859
FHLMC Series 3424, Class XI, 6.313%, 05/15/36, (10/15/10) [6]	583,029	88,364
FHLMC, Series 3153, Class JI, 6.363%, 05/15/36, (10/15/10) [6]	1,143,768	161,180
FHLMC, Series 2882, Class SJ, 6.443%, 10/15/34, (10/15/10) [6]	1,907,793	228,573
FHLMC, Series 2980, Class SL, 6.443%, 11/15/34, (10/15/10) [6]	519,873	80,133
FHLMC, Series 2922, Class SE, 6.493%, 02/15/35, (10/15/10) [6]	350,296	52,961
FHLMC, Series 2608, Class SJ, 6.843%, 03/15/17, (10/15/10) [6]	834,029	26,746
FHLMC, Series 2644, Class ES, 6.893%, 02/15/18, (10/15/10) [6]	878,698	83,910
FHLMC, Series 2772, Class KS, 6.923%, 06/15/22, (10/15/10) [6]	346,193	33,837
FHLMC, Series 3489, Class SD, 7.543%, 06/15/32, (10/15/10) [6]	516,009	90,687
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	897,815	82,192
FNMA IO Strip, 4.500%, 09/01/33	322,719	39,016
FNMA IO Strip, 5.000%, 05/01/34 to 12/01/35	1,711,620	214,044
FNMA IO Strip, 7.000%, 04/01/23 [11]	239,116	46,702
FNMA IO Strip, 7.000%, 06/01/23 [11]	25,801	4,809
FNMA, Series 2010-95, Class DI, 4.500%, 11/25/20	1,527,116	156,461
FNMA, Series 2008 86, Class IO, 4.500%, 03/25/23	2,266,771	212,268
FNMA, Series 2010-65, Class IO, 5.000%, 09/25/20	2,564,284	282,539
FNMA, Series 2006 3, Class SA, 5.894%, 03/25/36, (10/25/10) [6]	564,086	71,352
FNMA, Series 2009-87, Class SX, 5.994%, 11/25/39, (10/25/10) [6]	1,292,125	191,095
FNMA, Series 2007-85, Class SB, 6.294%, 09/25/37, (10/25/10) [6]	568,452	54,983
FNMA, Series 2003-73, Class SM, 6.344%, 04/25/18, (10/25/10) [6]	635,388	69,151
FNMA Series 2005-45, Class SR, 6.464%, 06/25/35, (10/25/10) [6]	528,291	64,290
FNMA, Series 2005-12, Class SC, 6.494%, 03/25/35, (10/25/10) [6]	396,615	59,080
FNMA, Series 2005-29, Class SC, 6.494%, 04/25/35, (10/25/10) [6]	876,313	115,908
FNMA, Series 2008-34, Class SM, 6.494% 05/25/38, (10/25/10) [6]	1,083,096	170,049
FNMA, Series 2004-49, Class SQ, 6.794%, 07/25/34, (10/25/10) [6]	290,142	41,356
FNMA, Series 2004-64, Class SW, 6.794%, 08/25/34, (10/25/10) [6]	888,514	136,118
FNMA, Series 2003-67, Class TS, 6.844%, 08/25/17, (10/25/10) [6]	893,856	60,949
FNMA, Series 2004-51, Class SX, 6.864%, 07/25/34, (10/25/10) [6]	607,734	108,261
FNMA, Series 2006-101, Class SE, 6.994%, 10/25/36, (10/25/10) [6]	712,695	128,553
Total Interest Only Strips		4,100,494

Managers Intermediate Duration Government Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Notes - 0.4%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11	$721,623	$730,474
Total U.S. Government and Agency Obligations (cost $163,164,280)		167,634,424
Mortgage-Backed Securities - 13.0%
American Home Mortgage Investment Trust, Series 2004-1, Class 4A, 2.463%, 04/25/44, (11/01/10) [6]	183,638	145,434
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 2.534%, 02/25/45, (11/01/10) [6]	764,088	662,168
American Home Mortgage Investment Trust, Series 2005-1, Class 5A1, 2.534%, 06/25/45, (11/01/10) [6]	103,755	85,163
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 2.534%, 06/25/45, (11/01/10) [6]	1,663,209	1,421,245
American Home Mortgage Assets Trust, Series 2005-1, Class 1A1, 3.399%, 11/25/35, (10/25/10) [6]	105,674	60,337
Bank of America Commercial Mortgage Inc., Series 2006-6, Class A2, 5.309%, 10/10/45	664,000	681,477
Bank of America Funding Corp., Series 2004-B, Class 1A2, 3.205%, 12/20/34 [9]	212,438	146,623
Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2005-3, 2.875%, 04/25/35 [9]	190,041	131,367
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A3, 4.868%, 09/11/42	1,000,000	1,016,358
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	2,000,000	2,160,472
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A3, 6.294%, 12/10/49 [9]	1,148,000	1,230,997
Countrywide Alternative Loan Trust, 0.556%, 05/25/35, (10/25/10) [6]	788,702	685,335
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 0.676%, 11/25/34, (10/25/10) (a) [6,11]	334,475	271,727
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 2.688%, 12/20/35 [9]	145,034	109,829
Countrywide Home Loans, Inc., Series 2005-HYB2, Class 1A4, 3.410%, 05/20/35 [9]	146,811	100,759
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A3, 4.645%, 07/15/37	2,000,000	2,075,165
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2 4.94% 12/15/35	1,000,000	1,062,435
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 2.000%, 05/25/34, (11/01/10) [6]	78,069	62,289
Goldman Sachs Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.606%, 03/25/35, (10/25/10) (a) [6,11]	312,538	262,972
Harborview Mortgage Loan Trust, 2.638%, 11/19/34 [9,11]	122,566	92,445
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A3B, 5.559%, 04/15/43 [9]	1,900,000	1,965,324
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A3, 4.435%, 12/15/29	1,000,000	1,018,908
Master Alternative Loans Trust, 6.000%, 01/25/35 [8,11]	1,021,002	934,060
Morgan Stanley Mortgage Loan Trust, 6.019%, 08/25/35 [9,11]	1,504,890	1,361,860
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.606%, 03/25/35, (10/25/10) (a) [6,11]	369,379	304,124
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3, 5.679%, 10/15/48	2,206,000	2,373,475
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	1,724,014	1,783,281
Total Mortgage-Backed Securities (cost $21,119,455)		22,205,629
Short-Term Investments - 30.9%
U.S. Government and Agency Obligations - 0.2%
FHLMC, Discount Notes, 0.151%, 01/19/11 [4,5]	150,000	149,931
FNMA, Discount Notes, 0.084%, 10/13/10 [4,5]	150,000	149,995
Total U.S. Government and Agency Discount Notes		299,926

	Shares
Other Investment Companies - 30.7%[1]
BNY Institutional Cash Reserves Fund, Series B* [7,13]	13,850	11,014
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21%	23,434,917	23,434,917
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.17%	29,027,431	29,027,431
Total Other Investment Companies		52,473,362
Total Short-Term Investments (cost $52,776,059)		52,773,288
Total Investments - 142.1% (cost $237,059,794)		242,613,341
Other Assets, less Liabilities - (42.1)%		(71,886,150)
Net Assets - 100.0%		$170,727,191

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.9%
Consumer Discretionary - 13.1%
Advance Auto Parts, Inc.	5,800		$340,344
American Greetings Corp., Class A	5,200		96,668
AnnTaylor Stores Corp.*	7,200		145,728
Cheesecake Factory, Inc., The*	12,800		338,816
Chipotle Mexican Grill, Inc.*	1,200		206,400
Dillard’s, Inc., Class A	4,600		108,744
Dollar Tree, Inc.*	7,400		360,824
Fossil, Inc.*	2,300		123,717
Gannett Co., Inc.	7,900		96,617
H&R Block, Inc.	15,500		200,725
Interpublic Group of Companies, Inc.*	9,000		90,270
ITT Educational Services, Inc.*	1,600	[2]	112,432
Jones Apparel Group, Inc.	5,100		100,164
Liberty Global, Inc., Class A*	5,300		163,293
Netflix, Inc.*	1,900	[2]	308,104
Polaris Industries, Inc.	7,500		488,250
Signet Jewelers, Ltd.*	1,900		60,306
Sotheby’s	9,800		360,836
Strayer Education, Inc.	505	[2]	88,122
Timberland Co.*	10,300		204,043
Tractor Supply Co.	5,000		198,300
TRW Automotive Holdings Corp.*	4,600		191,176
Williams-Sonoma, Inc.	14,600		462,820
Total Consumer Discretionary			4,846,699
Consumer Staples - 4.2%
Corn Products International, Inc.	4,300		161,250
Energizer Holdings, Inc.*	3,500		235,305
Hansen Natural Corp.*	3,500		163,170
Herbalife, Ltd.	3,500		211,225
Hormel Foods Corp.	5,000		223,000
NBTY, Inc.*	2,300		126,454
Nu Skin Enterprises, Inc., Class A	3,900		112,320
Tyson Foods, Inc., Class A	20,400		326,808
Total Consumer Staples			1,559,532
Energy - 5.0%
Bill Barrett Corp.*	4,600		165,600
Oil States International, Inc.*	9,800	[2]	456,190
Patterson-UTI Energy, Inc.	23,300		397,964
Sunoco, Inc.	4,000		146,000
Tesoro Corp.	15,700		209,752
Whiting Petroleum Corp.*	4,400		420,244
World Fuel Services Corp.	2,500		65,025
Total Energy			1,860,775
Financials - 18.9%
AmeriCredit Corp.*	3,500		85,610
Annaly Capital Management, Inc.	10,900		191,840

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 18.9% (continued)
Ares Capital Corp.	7,200	[2]	$112,680
Assurant, Inc.	11,300		459,910
CBL & Associates Properties, Inc.	6,000		78,360
Chimera Investment Corp.	57,400	[2]	226,730
Commerce Bancshares, Inc.	10,900	[2]	409,731
Commonwealth REIT	14,700		376,320
Cullen/Frost Bankers, Inc.	1,500		80,805
Everest Re Group, Ltd.	3,100		268,057
Federal Realty Investment Trust	2,700		220,482
First American Financial Corp.	6,100		91,134
FirstMerit Corp.	4,100		75,112
Hospitality Properties Trust	15,200		339,416
Janus Capital Group, Inc.	11,300		123,735
Liberty Property Trust	7,900		252,010
MFA Financial, Inc.	7,300		55,699
MSCI, Inc.*	3,800		126,198
National Retail Properties, Inc.	11,600	[2]	291,276
Nationwide Health Properties, Inc.	13,000		502,710
Platinum Underwriter Holdings, Ltd.	5,400		235,008
Raymond James Financial, Inc.	5,100	[2]	129,183
Realty Income Corp.	6,500	[2]	219,180
RenaissanceRe Holdings, Ltd.	9,200		551,632
SVB Financial Group*	3,000		126,960
Tanger Factory Outlet Centers, Inc.	1,500		70,710
TCF Financial Corp.	23,800		385,322
Trustmark, Corp.	11,900		258,706
Washington Real Estate Investment Trust	17,500		555,275
Webster Financial Corp.	5,800		101,848
Total Financials			7,001,639
Health Care - 10.8%
Alexion Pharmaceuticals, Inc.*	1,900		122,284
AMERIGROUP Corp.*	11,300		479,911
Cephalon, Inc.*	4,100		256,004
Cooper Companies, Inc., The	2,900		134,038
Coventry Health Care, Inc.*	18,100		389,693
Health Net, Inc.*	17,000		462,230
Hill-Rom Holdings, Inc.	19,600		703,444
Kindred Healthcare, Inc.*	10,700		139,314
Medicis Pharmaceutical Corp., Class A	10,400		308,360
Owens & Minor, Inc.	15,750		448,245
Perrigo Co.	2,700		173,394
Sirona Dental Systems, Inc.*	2,600		93,704
Steris Corp.	3,300		109,626
United Therapeutics Corp.*	3,200		179,232
Total Health Care			3,999,479
Industrials - 16.6%
Aecom Technology Corp.*	2,500		60,650

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 16.6% (continued)
Alaska Airgroup, Inc.*	4,000		$204,120
Alexander & Baldwin, Inc.	7,800		271,752
Avery Dennison Corp.	3,300		122,496
Carlisle Cos., Inc.	3,500		104,825
Chicago Bridge & Iron Co., N.V.*	2,700		66,015
Corporate Executive Board Co.	4,100		129,396
Crane Co.	8,400		318,696
EMCOR Group, Inc.*	10,200		250,818
Hexcel Corp.*	2,800		49,812
HNI Corp.	5,100		146,676
Joy Global, Inc.	1,400		98,448
KBR, Inc.	9,100		224,224
Kennametal, Inc.	17,600		544,368
Lennox International, Inc.	7,700	[2]	321,013
Manpower, Inc.	5,300		276,660
Nordson Corp.	8,200		604,258
Oshkosh Truck Corp.*	7,300		200,750
Regal-Beloit Corp.	1,400		82,166
Rollins, Inc.	3,400		79,492
Ryder System, Inc.	6,600		282,282
Timken Co.	26,400		1,012,704
Toro Co., The	5,000		281,150
Towers Watson & Co., Class A	2,300		113,114
UAL Corp.*	3,000		70,890
United Rentals, Inc.*	15,100		224,084
Total Industrials			6,140,859
Information Technology - 16.6%
Advent Software, Inc.*	2,600		135,694
AOL, Inc.*	5,800		143,550
Atmel Corp.*	34,900		277,804
Avnet, Inc.*	8,500		229,585
Cree, Inc.*	1,900		103,151
DST Systems, Inc.	3,300		147,972
F5 Networks, Inc.*	4,600		477,526
Factset Research Systems, Inc.	4,800		389,424
Fairchild Semiconductor International, Inc.*	8,400		78,960
Gartner, Inc.*	15,800		465,152
Informatica Corp.*	3,600		138,276
Jabil Circuit, Inc.	8,400	[2]	121,044
Lexmark International, Inc., Class A*	8,600		383,732
MercadoLibre, Inc.*	1,000	[2]	72,180
MICROS Systems, Inc.*	10,100		427,533
NeuStar, Inc., Class A*	5,200		129,272
Plantronics, Inc.	11,900		401,982
Quest Software, Inc.*	5,100		125,409
Skyworks Solutions, Inc.*	9,900		204,732
Solera Holdings, Inc.	1,600		70,656

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 16.6% (continued)
Tech Data Corp.*	11,600		$467,480
Teradyne, Inc.*	20,300		226,142
TIBCO Software, Inc.*	16,200		287,388
ValueClick, Inc.*	8,600		112,488
Veeco Instruments, Inc.*	3,100	[2]	108,097
VeriFone Holdings, Inc.*	12,800		397,696
Total Information Technology			6,122,925
Materials - 6.2%
Cabot Corp.	11,800		384,326
Cytec Industries, Inc.	3,300		186,054
Lubrizol Corp.	5,200		551,044
Reliance Steel & Aluminum Co.	4,200	[2]	174,426
Rock-Tenn Co., Class A	2,100		104,601
Sonoco Products Co.	13,100	[2]	438,064
Titanium Metals Corp.*	3,900		77,844
Worthington Industries, Inc.	24,700		371,241
Total Materials			2,287,600
Telecommunication Services - 0.5%
MetroPCS Communications, Inc.*	16,300	[2]	170,498
Utilities - 6.0%
AGL Resources, Inc.	2,500		95,900
American Water Works Co., Inc.	7,800		181,506
Idacorp, Inc.	9,300		334,056
Integrys Energy Group, Inc.	6,200		322,772
Nicor, Inc.	5,700	[2]	261,174
NiSource, Inc.	29,000		504,600
Northeast Utilities	17,300		511,561
Total Utilities			2,211,569
Total Common Stocks (cost $31,439,677)			36,201,575
Short-Term Investments - 7.3%
BNY Institutional Cash Reserves Fund, Series B* [7,13]	159,721		127,016
BNY Mellon Overnight Government Fund, 0.28%[7]	1,771,000		1,771,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21%	805,908		805,908
Total Short-Term Investments (cost $2,736,629)			2,703,924
Total Investments - 105.2% (cost $34,176,306)			38,905,499
Other Assets, less Liabilities - (5.2)%			(1,938,658)
Net Assets - 100.0%			$36,966,841

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 55.3%
Consumer Discretionary - 4.4%
Coach, Inc.	500		$21,480
Gannett Co., Inc.	3,700		45,251
Liberty Global, Inc., Class A*	1,400		43,134
Macy’s, Inc.	3,800		87,742
McDonald’s Corp.	1,000		74,510
News Corp., Inc., Class A	9,600		125,376
Ross Stores, Inc.	2,500		136,550
Starbucks Corp.	4,500		115,110
Time Warner, Inc.	2,900		88,885
TRW Automotive Holdings Corp.*	1,100		45,716
Total Consumer Discretionary			783,754
Consumer Staples - 6.2%
Altria Group, Inc.	2,220		53,324
Archer-Daniels-Midland Co.	1,500		47,880
Coca-Cola Enterprises, Inc.	1,900		58,900
Colgate-Palmolive Co.	400		30,744
Estee Lauder Co., Class A	2,900		183,367
Herbalife, Ltd.	500		30,175
Kroger Co., The	2,100		45,486
Lorillard, Inc.	1,300		104,403
PepsiCo, Inc.	2,300		152,812
Sysco Corp.	3,900		111,228
Tyson Foods, Inc., Class A	4,200		67,284
Wal-Mart Stores, Inc.	4,000		214,080
Total Consumer Staples			1,099,683
Energy - 5.9%
Apache Corp.	1,200		117,312
Chevron Corp.	1,500		121,575
ConocoPhillips Co.	3,700		212,491
Devon Energy Corp.	1,900		123,006
Exxon Mobil Corp.	3,020		186,606
Frontline, Ltd.	2,100	[2]	59,703
Halliburton Co.	1,900		62,833
Oil States International, Inc.*	1,800		83,790
Patterson-UTI Energy, Inc.	4,100		70,028
Total Energy			1,037,344
Financials - 8.7%
American Express Co.	600		25,218
American Financial Group, Inc.	4,000		122,320
Annaly Capital Management, Inc.	4,000		70,400
Assured Guaranty, Ltd.	2,100		35,931
Berkshire Hathaway, Inc., Class B*	800		66,144

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Financials - 8.7% (continued)
Capital One Financial Corp.	2,600	$102,830
Citigroup, Inc.*	38,000	148,200
Comerica, Inc.	3,700	137,455
Commonwealth REIT	3,700	94,720
Discover Financial Services	2,500	41,700
Goldman Sachs Group, Inc.	545	78,796
JPMorgan Chase & Co.	4,848	184,563
M&T Bank Corp.	900	73,629
Nationwide Health Properties, Inc.	400	15,468
RenaissanceRe Holdings, Ltd.	3,400	203,864
SL Green Realty Corp.	900	56,997
SLM Corp.*	3,800	43,890
Wells Fargo & Co.	1,500	37,695
Total Financials		1,539,820
Health Care - 6.6%
AmerisourceBergen Corp.	5,600	171,696
Amgen, Inc.*	2,700	148,797
Biogen Idec, Inc.*	700	39,284
CR Bard, Inc.	900	73,287
Hill-Rom Holdings, Inc.	1,400	50,246
Humana, Inc.*	1,800	90,432
Johnson & Johnson	4,300	266,428
Medco Health Solutions, Inc.*	1,500	78,090
Pfizer, Inc.	11,757	201,868
UnitedHealth Group, Inc.	1,100	38,621
Total Health Care		1,158,749
Industrials - 6.5%
3M Co.	1,800	156,078
Caterpillar, Inc.	1,100	86,548
Chicago Bridge & Iron Co., N.V.*	2,200	53,790
General Dynamics Corp.	1,000	62,810
General Electric Co.	9,300	151,125
Grainger (W.W.), Inc.	400	47,644
L-3 Communications Holdings, Inc.	300	21,681
Manpower, Inc.	1,100	57,420
Northrop Grumman Corp.	1,500	90,945
Oshkosh Truck Corp.*	3,100	85,250
Owens Corning, Inc.*	1,300	33,319
Timken Co.	4,400	168,784
UAL Corp.*	3,100	73,253
United Parcel Service, Inc., Class B	900	60,021
Total Industrials		1,148,668
Information Technology - 11.0%
Accenture PLC, Class A	3,700	157,213
Apple, Inc.*	790	224,163
Cognizant Technology Solutions Corp.*	1,600	103,152
F5 Networks, Inc.*	1,900	197,239

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 11.0% (continued)
Intel Corp.	5,300	$101,919
International Business Machines Corp.	1,200	160,968
Intuit, Inc.*	1,400	61,334
Jabil Circuit, Inc.	3,000	43,230
Lexmark International, Inc., Class A*	3,900	174,018
Linear Technology Corp.	4,500	138,285
Micron Technology, Inc.*	2,200	15,862
Microsoft Corp.	13,650	334,288
SanDisk Corp.*	1,700	62,305
Tech Data Corp.*	700	28,210
Visa, Inc., Class A	1,900	141,094
Total Information Technology		1,943,280
Materials - 2.2%
Cabot Corp.	1,500	48,855
Freeport McMoRan Copper & Gold, Inc., Class B	900	76,851
Lubrizol Corp.	1,600	169,552
MeadWestvaco Corp.	1,600	39,008
Reliance Steel & Aluminum Co.	1,300	53,989
Total Materials		388,255
Telecommunication Services - 1.7%
American Tower Corp., Class A*	400	20,504
AT&T, Inc.	8,300	237,380
Qwest Communications International, Inc.	5,300	33,231
Total Telecommunication Services		291,115
Utilities - 2.1%
DTE Energy Co.	1,400	64,302
Duke Energy Corp.	9,600	170,016
Integrys Energy Group, Inc.	1,800	93,708
NiSource, Inc.	2,700	46,980
Total Utilities		375,006
Total Common Stocks (cost $8,684,073)		9,765,674
Corporate Bonds - 22.2%

	Principal Amount
Financials - 6.5%
Aflac, Inc., 8.500%, 05/15/19	$35,000	44,607
American Express Co., 7.250%, 05/20/14	50,000	58,675
American International Group, Inc., Medium Term Notes, Series G, 5.850%, 01/16/18	40,000	41,600
Bank of America Corp., 5.750%, 12/01/17	65,000	69,597
Bank of America Funding Corp., 7.625%, 06/01/19	25,000	29,695
Berkshire Hathaway Finance Corp., 4.850%, 01/15/15	50,000	56,312
Chubb Corp., The, 6.500%, 05/15/38	25,000	30,645
Citigroup, Inc., 5.500%, 04/11/13	60,000	64,409
Citigroup, Inc., 8.500%, 05/22/19	25,000	30,958
CME Group, Inc., 5.750%, 02/15/14	14,000	15,895
Credit Suisse New York, Series MTN, 5.000%, 05/15/13	80,000	87,208
General Electric Capital Corp., 5.625%, 05/01/18	45,000	50,027
General Electric Capital Corp., Global Medium Term Notes, Series A, 6.750%, 03/15/32	35,000	39,026
Genworth Financial, Inc., 5.750%, 06/15/14	25,000	25,903
Goldman Sachs Group, Inc., 5.950%, 01/18/18	60,000	65,998

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Financials - 6.5% (continued)
JPMorgan Chase & Co., 4.950%, 03/25/20	$25,000		$26,715
JPMorgan Chase & Co., 6.000%, 01/15/18	45,000		51,466
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14	45,000		48,643
MetLife, Inc., 2.375%, 02/06/14	35,000		35,399
Morgan Stanley, 5.950%, 12/28/17	30,000		32,273
Morgan Stanley, Global Medium Term Notes, Series F, 5.625%, 09/23/19	10,000		10,430
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	45,000		64,537
Prudential Financial, Inc., 4.750%, 09/17/15	50,000		54,133
Royal Bank of Scotland Group PLC, The, 3.400%, 08/23/13	30,000		30,777
Royal Bank of Scotland Group PLC, The, 6.400%, 10/21/19	20,000		21,801
Travelers Cos., Inc., The, 5.375%, 06/15/12	40,000		42,659
Wachovia Bank, N.A., 5.850%, 02/01/37	25,000		25,777
Total Financials			1,155,165
Industrials - 13.3%
Abbott Laboratories, 5.875%, 05/15/16	68,000		81,810
Altria Group, Inc., 9.700%, 11/10/18	23,000		31,180
Archer-Daniels-Midland Co., 5.450%, 03/15/18	55,000		64,173
AT&T, Inc., 5.100%, 09/15/14	80,000		89,904
AT&T, Inc., 6.700%, 11/15/13	65,000		75,315
Boeing, Co., 3.750%, 11/20/16	50,000		54,490
Burlington Northern Santa Fe Corp., 5.650%, 05/01/17	20,000		23,108
Burlington Northern Santa Fe Corp., 5.900%, 07/01/12	35,000		37,872
Cardinal Health, Inc., 5.500%, 06/15/13	25,000		27,447
Cisco Systems, Inc., 5.900%, 02/15/39	20,000		23,199
Coca-Cola Enterprises, Inc., 7.375%, 03/03/14	50,000		60,150
Comcast Corp., 5.875%, 02/15/18	35,000		40,445
Devon Energy Corp., 6.300%, 01/15/19	70,000		84,845
DIRECTV Holdings LLC, 3.125%, 02/15/16	40,000	[2]	40,439
Dow Chemical Co., The, 7.600%, 05/15/14	30,000		35,069
E.I. du Pont de Nemours & Company, 5.000%, 01/15/13	40,000		43,778
General Mills, Inc., 5.200%, 03/17/15	80,000		91,636
GlaxoSmithKline Capital, Inc., 6.380%, 05/15/38	35,000		43,664
Hess Corp., 8.125%, 02/15/19	40,000		52,677
Hewlett-Packard Co., 4.500%, 03/01/13	55,000		59,559
Honeywell International, Inc., 4.250%, 03/01/13	55,000		59,534
Kellogg Co., 7.450%, 04/01/31	35,000		47,601
Kimberly-Clark Corp., 6.125%, 08/01/17	40,000		48,908
Kraft Foods, Inc., 6.875%, 01/26/39	35,000		42,764
Kroger Co., The, 5.500%, 02/01/13	25,000		27,302
Kroger Co., The, 6.750%, 04/15/12	40,000		43,369
Lockheed Martin Corp., 7.650%, 05/01/16	65,000		82,566
Lorillard Tobacco Co., 6.875%, 05/01/20	25,000		26,490
McDonald’s Corp., 4.300%, 03/01/13	40,000		43,307
McDonald’s Corp., 6.300%, 10/15/37	40,000		49,987
McKesson Corp., 7.500%, 02/15/19	40,000		50,596
Norfolk Southern Corp., 5.640%, 05/17/29	25,000		27,548
Northrop Grumman Corp., 7.750%, 02/15/31	25,000		34,427
PACCAR, Inc., 6.875%, 02/15/14	50,000		58,509

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 13.3% (continued)
Qwest Corp., 8.875%, 03/15/12	$55,000		$60,500
Reynolds American, Inc., 7.250%, 06/01/13	40,000		44,961
Spectra Energy Capital LLC, 6.200%, 04/15/18	40,000		46,851
Telecom Italia Capital SA, 5.250%, 11/15/13	45,000		48,383
Telefonica Emisiones, S.A.U., 2.582%, 04/26/13	55,000		56,052
Time Warner Cable, Inc., 5.850%, 05/01/17	40,000		45,672
Time Warner Cable, Inc., 6.750%, 07/01/18	45,000		53,752
TransCanada Pipelines, Ltd., 4.875%, 01/15/15	45,000		50,608
TransCanada Pipelines, Ltd., 7.125%, 01/15/19	15,000	[2]	19,036
Union Pacific Corp., 6.250%, 05/01/34	23,000		26,370
United Parcel Service, Inc., 6.200%, 01/15/38	25,000		30,930
Verizon Communications, Inc., 6.400%, 02/15/38	35,000		40,621
Viacom, Inc., 5.500%, 05/15/33	20,000		19,531
Wal-Mart Stores, Inc., 6.500%, 08/15/37	40,000		50,095
Wyeth, 5.250%, 03/15/13	40,000		44,306
Total Industrials			2,341,336
Utilities - 2.4%
Consolidated Edison, Inc., 5.375%, 12/15/15	75,000		87,904
Exelon Generation Co., LLC, 6.200%, 10/01/17	45,000		52,834
Florida Power & Light Co., 4.850%, 02/01/13	45,000		49,007
Georgia Power Co., Series 2010B, 5.400%, 06/01/40	20,000		21,676
Midamerican Energy Co., 5.750%, 11/01/35	25,000		27,997
Nisource Finance Corp., 6.400%, 03/15/18	15,000		17,422
Nisource Finance Corp., 6.800%, 01/15/19	30,000		35,642
Pacific Gas & Electric, 8.250%, 10/15/18	65,000		86,488
Virginia Electric and Power Co., 8.875%, 11/15/38	25,000		38,172
Total Utilities			417,142
Total Corporate Bonds (cost $3,490,184)			3,913,643
Asset-Backed Securities - 0.5%
Harley-Davidson Motorcycle Trust, 2006-2, Class A2, 5.350%, 03/15/13	44,061		44,768
John Deere Owner Trust, 2007-A, Class A4, 5.070%, 04/15/14	43,028		43,109
Total Asset-Backed Securities (cost $87,053)			87,877
Mortgage-Backed Securities - 3.3%
Bank of America Commercial Mortgage, Inc. Floater, Series 2005-6, Class A4, 5.346%, 09/10/47 [9]	96,000		105,816
CSFB Mortgage Securities Corp., Series 2005-C2, Class A3, 4.691%, 04/15/37	70,000		71,262
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	15,297		15,809
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	122,144		123,539
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.317%, 06/10/36	80,000		87,754
JP Morgan Chase Mortgage Securities Corp., Series 2002-C2, Class A2, 5.050%, 12/12/34	90,000		95,785
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A4, 4.847%, 10/15/41	70,000		75,747
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class A2, 4.516%, 05/15/44	6,562		6,561
Total Mortgage-Backed Securities (cost $522,682)			582,273

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 15.4%
Federal Home Loan Mortgage Corporation - 5.8%
FHLB, 4.000%, 09/06/13	$250,000	$272,901
FHLMC, 1.125%, 12/15/11	170,000	171,570
FHLMC, 1.625%, 09/26/12	350,000	357,542
FHLMC, 4.750%, 11/17/15	70,000	81,006
FHLMC, 5.000%, 12/01/20	72,372	77,187
FHLMC Gold Pool, 6.000%, 04/01/38	51,313	55,058
Total Federal Home Loan Mortgage Corporation		1,015,264
Federal National Mortgage Association - 8.3%
FNMA, 1.000%, 04/04/12	230,000	231,978
FNMA, 2.875%, 10/12/20	75,000	75,062
FNMA, 4.000%, 10/01/20 to 12/01/21	57,801	60,657
FNMA, 4.500%, 11/01/19 to 09/01/20	69,741	74,098
FNMA, 5.000%, 03/01/23 to 02/01/36	462,032	489,898
FNMA, 5.500%, 02/01/22 to 02/01/37	284,545	304,190
FNMA, 6.000%, 03/01/37 to 08/01/37	161,674	174,323
FNMA, 6.500%, 03/01/37	57,100	62,544
Total Federal Home Loan Mortgage Corporation		1,472,750
United States Treasury Securities - 1.3%
U.S. Treasury, Principal Only Strip, 08/15/39	745,000	237,300
Total U.S. Government and Agency Obligations (cost $2,641,660)		2,725,314

	Shares
Short-Term Investments - 3.7%
BNY Institutional Cash Reserves Fund, Series B* [7,13]	28,391	22,578
BNY Mellon Overnight Government Fund, 0.28%[7]	95,000	95,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21%	528,061	528,061
Total Short-Term Investments (cost $651,452)		645,639
Total Investments - 100.4% (cost $16,077,104)		17,720,420
Other Assets, less Liabilities - (0.4)%		(61,956)
Net Assets - 100.0%		$17,658,464

Managers High Yield Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 96.3%
Financials - 12.4%
Alliance Laundry Systems LLC, Term Loan, Class B, 6.250%, 09/10/16, (01/06/11) [6]	$135,000		$136,238
CIT Group, Inc., 7.000%, 05/01/14	40,789	[2]	40,891
CIT Group, Inc., 7.000%, 05/01/15	50,789	[2]	50,662
CIT Group, Inc., 7.000%, 05/01/16	212,983		210,853
CIT Group, Inc., 7.000%, 05/01/17	95,176		93,629
Citigroup Capital XXI, 8.300%, 12/21/57 [9]	55,000		58,025
Clear Channel Communications, Inc. Term Loan B, 3.906%, 01/29/16, (10/29/10) [6]	38,111		30,160
First Data Corp., Term Loan, Tranche B-2, 3.006%, 09/24/14, (10/25/10) [6]	2,407		2,124
First Data Corp., Term Loan, Tranche B-2, 8.003%, 09/24/14, (10/29/10) [6]	54,208		47,832
Ford Motor Credit Co. LLC, 7.000%, 04/15/15	210,000		224,620
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	295,000		331,234
GMAC, Inc., 6.750%, 12/01/14	537,000		564,857
Harrah’s Operating Company, Inc., Term Loan B-3, 3.289%, 01/28/15, (12/31/10) [6]	919		792
Harrah’s Operating Company, Inc., Term Loan B-3, 3.497%, 01/28/15, (10/26/10) [6]	118,124		101,849
Host Hotels & Resorts, L.P., 6.375%, 03/15/15	130,000		133,738
Host Hotels & Resorts, L.P., 9.000%, 05/15/17	20,000	[2]	22,425
Ineos Holdings, Ltd., Term Loan, Class B2, 7.501%, 12/16/13, (10/29/10) [6]	154,944		155,428
Ineos Holdings, Ltd., Term Loan, Class C2, 8.001%, 12/16/14, (10/29/10) [6]	177,129		177,683
International Lease Finance Corp., 7.125%, 09/01/18 (a)	65,000		70,362
International Lease Finance Corp., 8.625%, 09/15/15 (a)	130,000		139,425
International Lease Finance Corp., 8.750%, 03/15/17 (a)	160,000		172,000
LBI Escrow Corp., 8.000%, 11/01/17 (a)	100,000		109,500
Nuveen Investments, Inc., 2nd Lien Term Loan, 12.500%, 07/21/15, (12/31/10) [6]	70,000		75,906
Pinafore LLC/Pinafore, Inc., 9.000%, 10/01/18 (a)	55,000		58,025
Pinnacle Foods Finance LLC, 9.250%, 04/01/15 (a)	55,000		57,475
Pinnacle Foods Finance LLC, 9.250%, 04/01/25	20,000		20,900
Realogy Corp., 10.500%, 04/15/14	105,000		89,775
Reynolds Group Issuer, Inc., 8.500%, 05/15/18 (a)	205,000		201,412
SSI Investments II, Ltd./SSI Co-Issuer LLC, 11.125%, 06/01/18 (a)	100,000		110,250
Texas Competitive Electric Holdings Co. LLC, Term Loan, Class B-2, 3.756%, 10/10/14, (11/12/10) [6]	140,952		109,698
Texas Competitive Electric Holdings, Term Loan, Class B-2, 3.789%, 12/14/14, (12/31/10) [6]	790		615
Texas Competitive Electric Holdings, Term Loan, Class B-2, 4.065%, 12/14/13, (11/10/10) [6]	164,704		128,183
UCI Holdco, Inc., 9.250%, 12/15/13, (12/15/10) [10]	155,060		151,184
Total Financials			3,877,750
Industrials - 81.2%
ACCO Brands Corp., 7.625%, 08/15/15	100,000		96,500
ACCO Brands Corp., 10.625%, 03/15/15	135,000		151,538
Aeroflex, Inc., 11.750%, 02/15/15	145,000		157,325
Aircastle, Ltd., 9.750%, 08/01/18 (a)	55,000	[2]	56,444
Alliant Techsystems, Inc., 6.750%, 04/01/16	120,000		125,700
American Tire Distributors, Inc., 9.750%, 06/01/17 (a)	65,000		69,550
Ames True Temper, Inc., 4.526%, 01/15/12, (10/15/10) [6]	180,000		180,450
Ames True Temper, Inc., 10.000%, 07/15/12 (a)	40,000		40,100
Amkor Technology, Inc., 7.375%, 05/01/18 (a)	115,000		117,012
Amsted Industries, Inc., 8.125%, 03/15/18 (a)	60,000		62,775
Anadarko Petroleum Corp., 6.375%, 09/15/17	80,000		88,281
Arch Coal, Inc., 8.750%, 08/01/16	135,000		149,512
Ashland, Inc., 9.125%, 06/01/17	30,000		34,500
Ashtead Capital, Inc., 9.000%, 08/15/16 (a)	70,000		72,800
Aspect Software, Inc., 10.625%, 05/15/17 (a)	40,000		41,750
Associated Materials LLC, 9.875%, 11/15/16	55,000		66,825
Atlas Energy Operating Company LLC, 10.750%, 02/01/18	155,000		172,438
Avaya, Inc., 9.750%, 11/01/15	65,000		61,588
Avaya, Inc., 10.125%, 11/01/15 [10]	94,893		90,386

Managers High Yield Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 81.2% (continued)
Avis Budget Car Rental LLC, 7.750%, 05/15/16	$110,000		$108,625
Avis Budget Car Rental LLC, 9.625%, 03/15/18	40,000	[2]	42,500
B&G Foods, Inc., 7.625%, 01/15/18	30,000		31,312
Baldor Electric Co., 8.625%, 02/15/17	80,000		86,000
Bausch & Lomb, Inc., 9.875%, 11/01/15	120,000		128,250
BE Aerospace, Inc., 6.875%, 10/01/20	40,000		41,000
Belden, Inc., 9.250%, 06/15/19 (a)	75,000		81,375
Biomet, Inc., 10.375%, 10/15/17 [10]	370,000		412,550
Bon-Ton Stores, Inc., The, 10.250%, 03/15/14	85,000		84,150
Boyd Gaming Corp., 7.125%, 02/01/16	75,000	[2]	63,094
Brigham Exploration Co., 8.750%, 10/01/18 (a)	70,000		72,450
Building Materials Corp. of America, 6.875%, 08/15/18 (a)	85,000	[2]	83,938
Bumble Bee Foods LLC, 7.750%, 12/15/15	70,000		75,250
BWAY Holding Co., 10.000%, 06/15/18 (a)	80,000	[2]	87,000
Case New Holland, Inc., 7.875%, 12/01/17 (a)	80,000		87,300
CCH II LLC & CCH II Capital Corp., 13.500%, 11/30/16	25,000		29,812
CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17 (a)	75,000		76,406
CCO Holdings LLC, 7.875%, 04/30/18 (a)	125,000		130,312
Central Garden & Pet Co., 8.250%, 03/01/18	85,000		87,231
Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, 11/15/17 (a)	190,000		201,400
Chemtura Corp., 7.875%, 09/01/18 (a)	25,000		26,188
Chesapeake Energy Corp., 6.625%, 08/15/20	5,000		5,250
Chesapeake Energy Corp., 6.875%, 08/15/18	40,000		42,100
Chesapeake Energy Corp., 7.250%, 12/15/18	75,000		81,188
Chiquita Brands International, Inc., 8.875%, 12/01/15	165,000	[2]	170,775
Citizens Communications Co., 6.625%, 03/15/15	90,000		93,375
Clean Harbors, Inc., 7.625%, 08/15/16	61,000		63,745
Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	45,000		47,925
Clear Channel Worldwide Holdings, Inc., Series B, 9.250%, 12/15/17	180,000		193,050
Clearwater Paper Corp.,10.625%, 06/15/16	85,000		96,050
Clearwire Communications LLC, 12.000%, 12/01/15 (a)	185,000		200,725
Cloud Peak Energy Resources LLC/ Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	100,000		106,125
Community Health Systems, Inc., 8.875%, 07/15/15	155,000		165,075
Constellation Brands, Inc., 7.125%, 09/01/16	70,000		74,812
Constellation Brands, Inc., 8.375%, 12/15/14	90,000		99,788
Cooper Companies, Inc., 7.125%, 02/15/15	100,000		101,500
Cott Beverages USA, Inc., 8.125%, 09/01/18 (a)	30,000		31,912
Cricket Communications I, 9.375%, 11/01/14	110,000	[2]	114,400
Crosstex Energy, L.P., 8.875%, 02/15/18	115,000		121,038
Denbury Resources, Inc., 9.750%, 03/01/16	50,000		56,375
Diversey, Inc., 8.250%, 11/15/19	110,000		118,250
DJO Finance LLC, 10.875% 11/15/14	160,000		174,800
Dole Food Co., Inc., 8.000%, 10/01/16 (a)	40,000		42,050
Dole Food Co., Inc., 13.875%, 03/15/14	36,000		44,100
Dynegy Holdings, Inc., 7.625%, 10/15/26	125,000		75,938
Dynegy Holdings, Inc., 7.750%, 06/01/19	50,000		34,500
Easton-Bell Sports, Inc., 9.750%, 12/01/16	145,000		158,231
EchoStar Communications Corp., 7.125%, 02/01/16 (a)	305,000		322,156
EchoStar DBS Corp., 7.750%, 05/31/15	375,000		401,719
El Paso Corp., 8.250%, 02/15/16	70,000		78,225
El Paso Natural Gas Co., 7.250%, 06/01/18	65,000		70,383
Esco Corp., 4.167%, 12/15/13, (12/15/10) (a) [6]	50,000		46,000
Esco Corp., 8.625%, 12/15/13 (a)	25,000		25,750
EXCO Resources, Inc., 7.500%, 09/15/18	60,000		59,925
Fidelity National Information Services, Inc., 7.625%, 07/15/17 (a)	15,000		16,088
Fidelity National Information Services, Inc., 7.875%, 07/15/20 (a)	10,000		10,825

Managers High Yield Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 81.2% (continued)
First Data Corp., 8.875%, 08/15/20 (a)	$85,000	[2]	$88,612
First Data Corp., 9.880%, 09/24/15	275,000	[2]	226,188
First Data Corp., 10.550%, 09/24/15 [10]	232,738	[2]	189,391
FMG Finance Property, Ltd., 10.625%, 09/01/16 (a)	135,000		166,894
Forest Oil Corp., 7.250%, 06/15/19	25,000		25,688
Forest Oil Corp., 8.500%, 02/15/14	20,000		21,950
Freescale Semiconductor, Inc., 9.250%, 04/15/18 (a)	210,000		219,450
FTI Consulting, Inc., 6.750%, 10/01/20 (a)	55,000		55,688
GCI, Inc., 8.625%, 11/15/19	150,000	[2]	160,875
General Cable Corp., 7.125%, 04/01/17	105,000	[2]	107,100
Geo Group, Inc., The, 7.750%, 10/15/17 (a)	105,000		110,775
Georgia-Pacific Corp., 7.000%, 01/15/15 (a)	40,000		41,800
Georgia-Pacific Corp., 8.250%, 05/01/16, (a)	160,000		178,600
Goodyear Tire & Rubber Co., The, 10.500%, 05/15/16	45,000		51,188
Goodyear Tire & Rubber Co., The, 8.250%, 08/15/20	90,000		95,175
Goodyear Tire & Rubber Co., The, 8.750%, 08/15/20	10,000		10,750
Graham Packaging Co., L.P./GPC Capital Corp. I, 8.250%, 01/01/17 (a)	90,000		91,800
Graham Packaging Co., L.P./GPC Capital Corp. I, 8.250%, 10/01/18 (a)	15,000		15,319
Graham Packaging Co., L.P./GPC Capital Corp. I, 9.875%, 10/15/14	130,000		135,525
Graphic Packaging International, Inc., 7.875%, 10/01/18	35,000		36,138
GWR Operating Partnership, LLLP, 10.875%, 04/01/17 (a)	85,000		86,912
GXS Worldwide, Inc., 9.750%, 06/15/15	135,000		135,169
Hanesbrands, Inc., 8.000%, 12/15/16	10,000		10,612
Harrah’s Operating Co., Inc., 10.000%, 12/15/18	122,000	[2]	98,058
Harrah’s Operating Co., Inc., 11.250%, 06/01/17	185,000		203,500
HCA, Inc., 9.625%, 11/15/16 [10]	823,000		895,012
Health Management Associates, Inc., 6.125%, 04/15/16	195,000		197,925
HealthSouth Corp., 7.250%, 10/01/18	50,000		51,125
HealthSouth Corp., 7.750%, 09/15/22	50,000		50,500
Hertz Corp., 7.500%, 10/15/18 (a)	100,000		100,500
Hertz Corp., 8.875%, 01/01/14	110,000		113,438
Hillman Group, Inc., The, 10.875%, 06/01/18 (a)	60,000		63,600
Huntsman International LLC, 5.500%, 06/30/16	55,000		52,938
Huntsman International LLC, 7.375%, 01/01/15	50,000	[2]	51,000
Huntsman International LLC, 8.625%, 03/15/20	55,000	[2]	57,200
Huntsman International LLC, 8.625%, 03/15/21 (a)	30,000		31,200
Inergy L.P./Inergy Finance Corp., 6.875%, 12/15/14	25,000		25,625
Inergy L.P./Inergy Finance Corp., 8.250%, 03/01/16	25,000		26,375
Inergy L.P./Inergy Finance Corp., 8.750%, 03/01/15	30,000		32,512
Inergy LP/Inergy Finance Corp., 7.000%, 10/01/18 (a)	70,000		72,100
Intelsat Bermuda, Ltd., 11.250%, 06/15/16	190,000		207,575
Intelsat Jackson Holdings S.A., 7.250%, 10/15/20 (a)	75,000		75,750
Intelsat Jackson Holdings, Ltd., 9.500%, 06/15/16	310,000		332,088
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 01/15/15 (a)	35,000		36,225
Interactive Data Corp., 10.250%, 08/01/18 (a)	105,000		111,825
IPCS, Inc., 3.716%, 05/01/14 [10]	147,764		141,484
Iron Mountain, Inc., 8.750%, 07/15/18	190,000		202,588
Isle of Capri Casinos, Inc., 7.000%, 03/01/14	60,000		54,600
ITC Deltacom, Inc., 10.500%, 04/01/16	65,000		66,381
Jarden Corp., 7.500%, 05/01/17	85,000		88,400
Jarden Corp., 8.000%, 05/01/16	100,000		107,000
JDA Software Group, Inc., 8.000%, 12/15/14 (a)	115,000		122,475
Lear Corp., 7.875%, 03/15/18	15,000		15,975
Lear Corp., 8.125%, 03/15/20	35,000		37,581
Libbey Glass, Inc., 10.000%, 02/15/15 (a)	95,000		102,600
Linn Energy LLC, 9.875%, 07/01/18	65,000		71,662

Managers High Yield Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 81.2% (continued)
Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21 (a)	$95,000		$96,306
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20 (a)	5,000		5,325
Lucent Technologies, Inc., 6.450%, 03/15/29	115,000		84,238
Lyondell Chemical Co., 11.000%, 05/01/18	164,918		183,265
MagnaChip Semiconductor SA, 10.500%, 04/15/18 (a)	105,000		111,562
Manitowoc Co., Inc., 9.500%, 02/15/18	55,000	[2]	57,750
Marina District Finance Co., Inc., 9.500%, 10/15/15 (a)	15,000	[2]	14,625
Marina District Finance Co., Inc., 9.875%, 08/15/18 (a)	110,000	[2]	106,700
MarkWest Energy Partners LP, 8.750%, 04/15/18	120,000		130,200
Masco Corp., 7.125%, 03/15/20	20,000		20,523
McJunkin Red Man Corp., 9.500%, 12/15/16, (a)	40,000		35,400
MetroPCS Wireless, Inc., 7.875%, 09/01/18	80,000		82,800
MetroPCS Wireless, Inc., 9.250%, 11/01/14	95,000	[2]	99,988
MGM Mirage, Inc., 6.750%, 04/01/13	305,000		284,794
MGM Mirage, Inc., 6.875%, 04/01/16	40,000	[2]	33,800
MGM Mirage, Inc., 9.000%, 03/15/20 (a)	50,000		52,875
MGM Mirage, Inc., 11.125%, 11/15/17	160,000		183,000
Michael Foods, Inc., 9.750%, 07/15/18 (a)	30,000		32,250
Michaels Stores, Inc., 13.000%, 11/01/16 (b)	40,000		38,700
Mueller Water Products, Inc., 8.750%, 09/01/20 (a)	40,000	[2]	42,200
Mylan, Inc., 7.625%, 07/15/17 (a)	25,000		26,719
Mylan, Inc., 7.875%, 07/15/20 (a)	115,000		123,769
NBTY, Inc., 9.000%, 10/01/18 (a)	15,000		15,825
Neiman Marcus Group, Inc., The, 9.000%, 10/15/15	159,897	[2]	166,892
NewPage Corp., 11.375%, 12/31/14	50,000		45,500
Nexstar Broadcasting, Inc., 8.875%, 04/15/17 (a)	75,000		78,562
Noranda Aluminium Acquisition Corp., 5.372%, 05/15/15 [10]	198,490		167,972
Nova Chemicals Corp., 8.625%, 11/01/19	40,000		42,650
Novelis, Inc., 7.250%, 02/15/15	65,000		66,462
NXP B.V./NXP Funding LLC, 9.500%, 10/15/15	75,000	[2]	77,062
NXP B.V./NXP Funding LLC, 9.750%, 08/01/18 (a)	165,000		176,550
NXP B.V./NXP Funding LLC, 10.000%, 07/15/13 (a)	75,000		82,125
OPTI Canada, Inc., 8.250%, 12/15/14	55,000		42,075
OPTI Canada, Inc., 9.000%, 12/15/12 (a)	35,000		35,612
OPTI Canada, Inc., 9.750%, 08/15/13 (a)	35,000		35,700
Oshkosh Corp., 8.250%, 03/01/17	45,000		48,600
P.H. Glatfelter Co., 7.125%, 05/01/16	115,000		118,019
Packaging Dynamics, Inc., 10.000%, 05/11/16 (a)	160,000		152,000
PAETEC Holding Corp., 8.875%, 06/30/17	95,000		99,750
PAETEC Holding Corp., 9.500%, 07/15/15	130,000	[2]	133,250
Parker Drilling Co., 9.125%, 04/01/18 (a)	55,000		56,100
Petrohawk Energy Corp., 7.250%, 08/15/18 (a)	50,000		51,250
Petrohawk Energy Corp., 7.875%, 06/01/15	170,000		178,925
Plains Exploration & Production Co., 7.000%, 03/15/17	70,000		72,100
Plains Exploration & Production Co., 7.750%, 06/15/15	25,000		26,344
PolyOne Corp., 7.375%, 09/15/20	50,000		51,688
Pride International, Inc., 6.875%, 08/15/20	20,000		21,875
Pride International, Inc., 8.500%, 06/15/19	60,000		69,900
Quebecor Media, Inc., 7.750%, 03/15/16	250,000		259,062
Quebecor World, Escrow, 6.500%, 08/01/27	165,000		9,900
Qwest Communications International, Inc., 7.500%, 02/15/14	135,000		138,375
Radiation Therapy Services, Inc., 9.875%, 04/15/17 (a)	60,000		59,550
RailAmerica, Inc., 9.250%, 07/01/17	73,000		80,391
RBS Global, Inc.,/Rexnord LLC, 8.500%, 05/01/18	230,000		234,888
Reichhold Industries, Inc., 9.000%, 08/15/14 (a)	235,000		203,862
Rental Service Corp., 9.500%, 12/01/14	150,000	[2]	156,188

Managers High Yield Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 81.2% (continued)
Rite Aid Corp., 7.500%, 03/01/17	$100,000	[2]	$92,625
Rite Aid Corp., 8.000%, 08/15/20 (a)	60,000	[2]	61,200
Rite Aid Corp., 9.500%, 06/15/17	40,000	[2]	33,800
Sally Holdings LLC, 9.250%, 11/15/14	40,000		42,300
SandRidge Energy, Inc., 8.625%, 04/01/15 [10]	90,000		90,450
SandRidge Energy, Inc., 9.875%, 05/15/16 (a)	20,000		20,750
SBA Telecommunications, Inc., 8.000%, 08/15/16	30,000		32,400
Scotts Miracle-Gro Co., The, 7.250%, 01/15/18	20,000		21,125
Sealy Mattress Co., 8.250%, 06/15/04	315,000		318,938
Sequa Corp., 11.750%, 12/01/15 (a)	90,000		95,400
Service Corp. International, 6.750%, 04/01/15	175,000		182,875
Service Corp. International, 7.000%, 06/15/17	60,000		63,750
ServiceMaster Co., 10.750%, 07/15/15 (a) [10]	155,000		165,850
Simmons Bedding Co., 11.250%, 07/15/15 (a)	365,000		393,744
Sinclair Television Group, Inc., 8.375%, 10/15/18 (a)	10,000		10,125
Sinclair Television Group, Inc., 9.250%, 11/01/17 (a)	35,000		37,712
Solo Cup Co., 8.500%, 02/15/14 (a)	50,000		43,250
Solo Cup Co., 10.500%, 11/01/13	100,000		104,000
Spectrum Brands, Inc., 9.500%, 06/15/18 (a)	55,000		59,056
Spectrum Brands, Inc., 12.000%, 08/28/19 [10]	186,327		208,220
Spirit AeroSystems, Inc., 7.500%, 10/01/17	90,000		93,375
Sprint Capital Corp., 6.900%, 05/01/19	110,000		111,100
Sprint Capital Corp., 8.750%, 03/15/32	415,000		437,825
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (a)	225,000		226,688
Sun Media Corp., 7.625%, 02/15/13	45,000		45,450
Sungard Data Systems, Inc., 10.250%, 08/15/15	370,000	[2]	391,275
SUPERVALU, Inc., 8.000%, 05/01/16	265,000	[2]	268,312
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 (a) [10]	159,291		162,477
Tenet Healthcare Corp., 8.875%, 07/01/19 (a)	45,000		49,894
Tenet Healthcare Corp., 9.250%, 01/01/15 (a)	230,000		248,112
Terex Corp., 8.000%, 11/15/17	165,000		166,031
Travelport LLC, 4.922%, 09/01/14, (12/01/10) [6]	60,000		56,100
Travelport LLC, 11.875%, 09/01/16	90,000	[2]	96,750
Travelport LLC/Travelport, Inc., 9.000%, 03/01/16 (a)	40,000		39,900
Triumph Group, Inc., 8.000%, 11/15/17	20,000		20,600
Triumph Group, Inc., 8.625%, 07/15/18	35,000		37,800
TRW Automotive, Inc., 7.250%, 03/15/17 (a)	150,000		160,125
United Components, Inc., 9.375%, 06/15/13	60,000		61,200
United Rentals North America, Inc. 9.250%, 12/15/19	85,000		92,438
United Surgical Partners International, Inc., 8.875%, 05/01/17	15,000		15,412
United Surgical Partners International, Inc., 9.250%, 05/01/17 [10]	145,000		150,075
US Oncology, Inc., 9.125%, 08/15/17	170,000		181,050
Vail Resorts, Inc., 6.750%, 02/15/14	175,000		179,594
Valeant Pharmaceuticals International, Inc., 6.750%, 10/01/17 (a)	15,000		15,338
Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20 (a)	25,000		25,625
Vertellus Specialties, Inc., 9.375%, 10/01/15 (a)	65,000		67,600
Virgin Media Finance PLC, 3.375%, 10/15/19	110,000		121,275
Visant Corp., 10.000%, 10/01/17 (a)	130,000		136,175
Whiting Petroleum Corp., 6.500%, 10/01/18	30,000		30,825
Wind Acquisition Finance, S.A., 10.750%, 12/01/15 (a)	75,000		79,781
Wind Acquisition Finance, S.A., 11.750%, 07/15/17, (a)	100,000		112,562
Windstream Corp., 8.125%, 09/01/18 (a)	40,000	[2]	41,600
Windstream Corp., 8.625%, 08/01/16 (a)	190,000		201,874
WMG Acquisition Corp., 9.500%, 06/15/16	75,000		80,625
Wynn Las Vegas LLC, 7.750%, 08/15/20 (a)	35,000		37,100
Wynn Las Vegas LLC, 7.875%, 11/01/17	15,000		16,162

Managers High Yield Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 81.2% (continued)
Wynn Las Vegas LLC/Winn Las Vegas Capital Corp,, 7.875%, 05/01/20	$30,000	[2]	$31,988
Yankee Acquisition Corp., Series B, 8.500%, 02/15/15	55,000	[2]	57,062
Yankee Acquisition Corp., Series B, 9.750%, 02/15/17	60,000		62,700
Zayo Group LLC/Zayo Capital Inc., 10.250%, 03/15/17 (a)	105,000		110,775
Total Industrials			25,274,194
Utilities - 2.7%
AES Corp., 9.750%, 04/15/16	125,000		144,375
Calpine Corp., 7.875%, 07/31/20 (a)	65,000		67,113
Digicel Group, Ltd., 10.500%, 04/15/18 (a)	100,000	[2]	110,250
Energy Future Holdings Corp., 10.000%, 01/15/20 (a)	70,000	[2]	69,843
Energy Future Intermediate Holding Co. LLC, 10.000%, 12/01/20	66,000		65,829
NRG Energy, Inc., 7.375%, 02/01/16	180,000		185,625
NRG Energy, Inc., 7.375%, 01/15/17	20,000		20,550
NRG Energy, Inc., 8.250%, 09/01/20 (a)	55,000		56,994
Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	180,000	[2]	118,800
Total Utilities			839,379
Total Corporate Bonds (cost $28,105,317)			29,991,323
Common Stocks - 0.7%

	Shares
Consumer Discretionary - 0.1%
Dex One Corp.*	3,380		41,506
Information Technology - 0.2%
Flextronics International, Ltd.*	10,500		63,420
Materials - 0.4%
Huntsman Corp.	10,103		116,792
Total Materials
Total Common Stocks (cost $493,883)			221,718
Preferred Stocks - 0.2%
Bank of America Corp., 8.000%, (cost $51,425) [9]	55,000		56,813
Short-Term Investments - 14.2%
BNY Institutional Cash Reserves Fund, Series B* [7,13]	87,749		69,781
BNY Mellon Overnight Government Fund, 0.28%[7]	3,919,000		3,919,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21%	425,307		425,307
Total Short-Term Investments (cost $4,432,056)			4,414,088
Total Investments - 111.4% (cost $33,082,681)			34,683,942
Other Assets, less Liabilities - (11.4)%			(3,544,563)
Net Assets - 100.0%			$31,139,379

Managers Fixed Income Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount	Value
Corporate Bonds - 61.3%
Financials - 19.3%
AgriBank FCB, 9.125%, 07/15/19 [11]		$810,000	$1,006,265
Alta Wind Holdings, 7.000%, 06/30/35 (a)		600,000	636,883
American General Finance Corp., Medium Term Notes, Series J, 6.900%, 12/15/17		2,770,000	2,326,800
American International Group, Inc., Medium Term Notes, Series MP, 5.450%, 05/18/17		30,000	30,675
Associates Corp. of North America, 6.950%, 11/01/18		650,000	718,690
Bank of America Capital Trust VI, 5.625%, 03/08/35		295,000	278,045
Bear Stearns Companies, Inc., The, 4.650%, 07/02/18		480,000	506,145
Bear Stearns Companies, Inc., The, 5.300%, 10/30/15		25,000	27,921
Camden Property Trust, 5.700%, 05/15/17		255,000	271,111
Cantor Fitzgerald, L.P., 6.375%, 06/26/15 (a)		910,000	936,261
Cantor Fitzgerald, L.P., 7.875%, 10/15/19 (a) [11]		700,000	736,070
Caterpillar Financial Services Corp., 6.125%, 02/17/14		615,000	707,502
Citigroup, Inc., 5.500%, 10/15/14		1,340,000	1,455,311
Citigroup, Inc., 5.850%, 12/11/34		75,000	75,819
Citigroup, Inc., 6.125%, 05/15/18		345,000	376,976
Citigroup, Inc., 6.125%, 08/25/36		935,000	913,581
Colonial Realty, L.P., 4.800%, 04/01/11		181,000	179,798
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		850,000	940,713
Duke Realty, L.P., 5.950%, 02/15/17		35,000	37,601
ERP Operating, L.P., 5.125%, 03/15/16		15,000	16,444
ERP Operating, L.P., 5.750%, 06/15/17		70,000	78,935
GE Capital Australia Funding Pty., Ltd., Euro Medium Term Notes, 8.000%, 02/13/12	AUD	260,000	257,599
General Electric Capital Corp., Global Medium Term Notes, Series A, 0.826%, 05/13/24, (10/15/10) [6]		180,000	149,748
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		465,000	518,367
Highwoods Realty, L.P., 5.850%, 03/15/17		30,000	30,897
Highwoods Realty, L.P., 7.500%, 04/15/18		350,000	392,510
iStar Financial, Inc., 0.790%, 10/01/12, (01/01/11) [6,14]		325,000	247,812
International Lease Finance Corp., Medium Term Notes, Series R, 5.650%, 06/01/14		105,000	102,375
International Lease Finance Corp., 8.625%, 09/15/15 (a)		10,000	10,725
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)		1,255,000	1,269,394
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14		410,000	443,191
Marsh & McLennan Companies, Inc., 5.750%, 09/15/15		652,000	721,961
Marsh & McLennan Companies, Inc., 5.875%, 08/01/33		1,230,000	1,199,715
MBIA Insurance Corp., 14.000%, 01/15/33 (a) [9]		25,000	11,625
Merrill Lynch & Co., Inc., Medium Term Notes, Series C, 6.050%, 06/01/34		1,100,000	1,133,371
Merrill Lynch & Co., Inc., 6.110%, 01/29/37		1,800,000	1,765,570
Metlife, Inc., 6.400%, 12/15/36		340,000	319,600
Morgan Stanley, 4.750%, 04/01/14		540,000	564,411
Morgan Stanley, 5.500%, 07/24/20		1,200,000	1,238,599
Morgan Stanley, 5.550%, 04/27/17		620,000	657,886
Morgan Stanley, 5.950%, 12/28/17		200,000	215,152
Morgan Stanley, 6.625%, 04/01/18		160,000	177,649
Morgan Stanley, Global Medium Term Notes, Series F, 5.500%, 01/26/20		200,000	205,943
Morgan Stanley, Global Medium Term Notes, Series F, 5.625%, 09/23/19		500,000	521,491
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		620,000	593,502
National City Bank of Indiana, 4.250%, 07/01/18		395,000	401,229
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)		895,000	902,268
ProLogis Trust, 5.625%, 11/15/15		15,000	14,691
ProLogis Trust, 5.750%, 04/01/16		15,000	14,826
Simon Property Group, L.P., 5.250%, 12/01/16		25,000	27,983
Simon Property Group, L.P., 5.750%, 12/01/15		85,000	96,902
Simon Property Group, L.P., 5.875%, 03/01/17		40,000	46,011
Simon Property Group, L.P., 6.100%, 05/01/16		100,000	116,331
SLM Corp., 5.000%, 10/01/13		10,000	9,807
SLM Corp., 5.000%, 01/27/14, (10/25/10) [6]		135,000	116,706
SLM Corp., 5.375%, 01/15/13		20,000	20,174
SLM Corp., 8.450%, 06/15/18		845,000	854,698
Sovereign Bank, 5.125%, 03/15/13		335,000	351,144
Standard Chartered Bank, 6.400%, 09/29/17 (a)		100,000	111,950

Managers Fixed Income Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount	Value
Financials - 19.3% (continued)
Standard Chartered PLC, 5.500%, 11/18/14 (a)		$750,000	$828,799
WEA Finance LLC / WT Finance Australia, 6.750%, 09/02/19 (a)	AUD	535,000	634,965
Willis North America, Inc., 7.000%, 09/29/19		220,000	242,240
XL Capital PLC, 6.500%, 01/15/12		105,000	109,599
Total Financials			29,906,962
Industrials - 34.3%
AT&T Corp., 6.500%, 03/15/29		775,000	867,640
Alltel Corp., 7.875%, 07/01/32		210,000	280,505
Anadarko Petroleum Corp., 5.950%, 09/15/16		450,000	491,986
Anadarko Petroleum Corp., 6.450%, 09/15/36		395,000	396,717
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14 (a)		975,000	1,095,407
Avnet, Inc., 6.000%, 09/01/15		720,000	794,830
Avnet, Inc., 6.625%, 09/15/16		140,000	160,771
Bell Atlantic Pennsylvania, Inc., 6.000%, 12/01/28		85,000	85,526
BellSouth Corp., 6.000%, 11/15/34		280,000	298,049
Cardinal Health, Inc., 4.000%, 06/15/15		320,000	342,859
CenturyTel, Series P, 7.600%, 09/15/39		605,000	593,655
Charter Communications Operating LLC, 8.000%, 04/30/12 (a)		245,000	260,925
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/19 (a)		1,205,000	1,527,553
Choice Hotels International, Inc., 5.700%, 08/28/20		810,000	819,405
CIGNA Corp., 6.150%, 11/15/36		240,000	265,158
Coca-Cola HBC Finance, B.V., 5.125%, 09/17/13		265,000	289,105
Comcast Corp., 5.650%, 06/15/35		150,000	151,929
Comcast Corp., 6.500%, 11/15/35		50,000	56,075
Continental Airlines, Inc., 5.983%, 04/19/22		417,473	431,041
Continental Airlines, Inc., Series B, 6.903%, 04/19/22		93,182	89,455
Continental Airlines, Inc., Series 00A1, 8.048%, 11/01/20		80,267	86,688
Corning, Inc., 6.850%, 03/01/29		600,000	691,837
Covidien International Finance, S.A., 6.000%, 10/15/17		295,000	351,275
CSX Corp., 6.000%, 10/01/36		187,000	209,196
Cummins Engine Co., Inc., 6.750%, 02/15/27		153,000	167,105
Cytec Industries, Inc., 6.000%, 10/01/15		80,000	90,034
Darden Restaurants, Inc., 6.000%, 08/15/35		170,000	170,751
Delta Air Lines, Inc. Pass Through Certificate, Series 2010-1A, 6.200%, 07/02/18		350,000	364,000
Delta Air Lines, Inc., 8.021%, 08/10/22		655,443	658,720
DP World, Ltd., 6.850%, 07/02/37 (a)		1,720,000	1,618,181
Dun & Bradstreet Corp., The, 6.000%, 04/01/13		790,000	867,248
El Paso Corp., 6.950%, 06/01/28		165,000	156,417
Energy Transfer Partners, L.P., 6.125%, 02/15/17		65,000	72,205
Energy Transfer Partners, L.P., 6.625%, 10/15/36		145,000	157,161
Equifax, Inc., 7.000%, 07/01/37		228,000	259,398
Equitable Resources, Inc., 6.500%, 04/01/18		1,730,000	1,960,593
ERAC USA Finance Co., 6.375%, 10/15/17 (a)		240,000	279,414
ERAC USA Finance Co., 6.700%, 06/01/34 (a)		65,000	72,396
ERAC USA Finance Co., 7.000%, 10/15/37 (a)		925,000	1,069,123
Express Scripts, Inc., 6.250%, 06/15/14		305,000	350,465
Express Scripts, Inc., 7.250%, 06/15/19		185,000	233,041
Ford Motor Co., 4.250%, 11/15/16 [14]		1,080,000	1,617,300
GATX Corp., 4.750%, 10/01/12		560,000	588,929
Georgia-Pacific Corp., 7.250%, 06/01/28		70,000	72,275
Hasbro, Inc., 6.600%, 07/15/28		165,000	174,874
HCA, Inc., 7.500%, 11/06/33		75,000	69,187
Intel Corp., 2.950%, 12/15/35 [14]		265,000	263,344
Intel Corp., 3.250%, 08/01/39 [14]		1,035,000	1,213,537
International Paper Co., 7.500%, 08/15/21		2,000,000	2,397,256
International Paper Co., 7.950%, 06/15/18		114,000	138,459
Intuit, Inc., 5.750%, 03/15/17		210,000	238,247
J.C. Penney Co., Inc., 5.750%, 02/15/18		25,000	25,875
J.C. Penney Co., Inc., 6.375%, 10/15/36		297,000	288,090
J.C. Penney Co., Inc., 7.625%, 03/01/97		25,000	24,375

Managers Fixed Income Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 34.3% (continued)
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18	$2,335,000		$2,641,074
Kinder Morgan Finance Co., 5.700%, 01/05/16	165,000		170,981
KLA Instruments Corp., 6.900%, 05/01/18	550,000		631,848
Kroger Co., The, 7.000%, 05/01/18	460,000		554,926
Macy’s Retail Holdings, Inc., 6.790%, 07/15/27	80,000		77,600
Macy’s Retail Holdings, Inc., 6.900%, 04/01/29	30,000		30,525
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)	300,000		319,220
Masco Corp., 5.850%, 03/15/17	350,000		342,882
Masco Corp., 6.500%, 08/15/32	25,000		21,514
Masco Corp., 7.125%, 03/15/20	300,000		307,851
Masco Corp., 7.750%, 08/01/29	50,000		49,055
Medco Health Solutions, Inc., 7.250%, 08/15/13	420,000		485,486
Methanex Corp., 6.000%, 08/15/15	320,000		316,898
Missouri Pacific Railroad Co., 5.000%, 01/01/45 [11]	200,000		159,276
Motorola, Inc., 6.500%, 09/01/25	15,000		16,364
Motorola, Inc., 6.500%, 11/15/28	70,000	[2]	74,525
New England Telephone & Telegraph Co., 7.875%, 11/15/29	95,000		110,166
News America, Inc., 6.400%, 12/15/35	385,000		428,353
News America, Inc., 7.280%, 06/30/28	225,000		261,078
News America, Inc., 7.625%, 11/30/28	460,000		552,454
Nextel Communications, Inc., 5.950%, 03/15/14	710,000		710,000
Northwest Airlines, Inc., 8.028%, 11/01/17	371,332		373,188
Owens & Minor, Inc., 6.350%, 04/15/16 [11]	125,000		127,741
Owens Corning, Inc., 6.500%, 12/01/16	210,000		227,483
Owens Corning, Inc., 7.000%, 12/01/36	385,000		388,884
PPG Industries, Inc., 6.650%, 03/15/18	1,935,000		2,347,970
Pulte Homes, Inc., 6.000%, 02/15/35	1,265,000		955,075
Pulte Homes, Inc., 6.375%, 05/15/33	465,000		374,325
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)	1,500,000		1,651,981
Qwest Corp., 6.875%, 09/15/33	20,000		19,850
Rowan Cos., Inc., 7.875%, 08/01/19	300,000		358,640
Safeway, Inc., 6.350%, 08/15/17	400,000		473,366
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	540,000		644,170
SBC Communications, Inc., 6.150%, 09/15/34	840,000		922,501
Sprint Capital Corp., 6.900%, 05/01/19	15,000		15,150
Sprint Capital Corp., 8.750%, 03/15/32	5,000		5,275
Telecom Italia Capital S.p.A., 6.000%, 09/30/34	40,000		37,850
Telecom Italia Capital S.p.A., 6.375%, 11/15/33	105,000		103,890
Tele-Communications, Inc., 9.800%, 02/01/12	350,000		388,730
Telefonica Emisiones SAU, 5.877%, 07/15/19	265,000		303,779
Texas Eastern Transmission, L.P., 7.000%, 07/15/32	255,000		324,369
TGT Pipeline LLC, 5.200%, 06/01/18	465,000		493,495
Time Warner Cable, Inc., 6.750%, 07/01/18	1,500,000	[2]	1,791,728
Time Warner, Inc., 6.625%, 05/15/29	270,000		306,689
Time Warner, Inc., 7.625%, 04/15/31	80,000		99,469
Time Warner, Inc., 7.700%, 05/01/32	685,000		858,480
Toll Brothers Finance Corp., 5.150%, 05/15/15	555,000		561,434
Toro Co., The, 6.625%, 05/01/37 [11]	365,000		363,168
V.F. Corp., 6.450%, 11/01/37	412,000		502,542
Verizon Maryland, Inc., 5.125%, 06/15/33	295,000		268,534
Verizon New England, Inc., 6.500%, 09/15/11	530,000		557,386
Verizon New York, Inc., Series B, 7.375%, 04/01/32	110,000		130,172
Viacom, Inc., 6.875%, 04/30/36	470,000		553,568
Western Union Co., 6.200%, 11/17/36	480,000		520,279
Weyerhaeuser Co., 6.875%, 12/15/33	660,000		631,805
Weyerhaeuser Co., 7.375%, 10/01/19	50,000		54,777
Weyerhaeuser Co., 7.375%, 03/15/32	90,000		91,904
Wyndham Worldwide Corp., 6.000%, 12/01/16	405,000		423,048
Wyndham Worldwide Corp., 7.375%, 03/01/20	460,000		492,464
Total Industrials			53,302,822

Managers Fixed Income Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount	Value
Utilities - 7.7%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		$1,040,000	$1,166,470
Ameren Energy Generating Co., 7.000%, 04/15/18		1,200,000	1,207,476
Bruce Mansfield Unit 12, 6.850%, 06/01/34 [11]		315,916	352,983
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		695,000	712,390
Commonwealth Edison Co., 4.700%, 04/15/15		510,000	570,917
Empresa Nacional de Electricidad, 7.875%, 02/01/27		900,000	1,039,305
Illinois Power Co., 6.250%, 04/01/18		1,370,000	1,568,540
ITC Holdings Corp., 5.875%, 09/30/16 (a)		225,000	250,525
ITC Holdings Corp., 6.375%, 09/30/36 (a)		300,000	332,379
Korea Gas Corp., 6.000%, 07/15/14, (a)		300,000	333,524
Nisource Finance Corp., 6.400%, 03/15/18		1,645,000	1,910,666
Nisource Finance Corp., 6.800%, 01/15/19		900,000	1,069,271
Southwestern Electric Power Co., 6.450%, 01/15/19		1,225,000	1,398,281
Total Utilities			11,912,727
Total Corporate Bonds (cost $85,178,796)			95,122,511
U.S. Government and Agency Obligations - 12.4%
Federal Home Loan Mortgage Corporation - 2.4%
FHLB, 1.875%, 06/21/13		1,040,000	1,072,353
FHLMC, 1.625%, 04/15/13		1,040,000	1,064,238
FHLMC, 2.125%, 09/21/12		1,560,000	1,609,365
Total Federal Home Loan Mortgage Corporation			3,745,956
Federal National Mortgage Association - 1.8%
FNMA, 1.375%, 04/28/11		2,080,000	2,093,437
FNMA, 1.875%, 04/20/12		650,000	664,447
Total Federal National Mortgage Association			2,757,884
United States Treasury Securities - 8.2%
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14		519,143	557,268
U.S. Treasury Notes, 1.000%, 08/31/11		4,095,000	4,122,834
U.S. Treasury Notes, 3.125%, 05/15/19		6,000,000	6,376,410
U.S. Treasury Notes, 4.500%, 09/30/11		750,000	781,494
U.S. Treasury Notes, 4.750%, 05/15/14		835,000	953,074
Total United States Treasury Securities			12,791,080
Total U.S. Government and Agency Obligations (cost $18,366,539)			19,294,920
Foreign Government Obligations - 9.0%
Brazil, Republic of, 10.250%, 01/10/28	BRL	750,000	497,119
Canadian Government, 2.000%, 09/01/12	CAD	5,600,000	5,507,365
Canadian Government, 3.750%, 06/01/12	CAD	135,000	136,410
Canadian Government, 5.250%, 06/01/12	CAD	390,000	403,452
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000	2,753,540
International Bank for Reconstruction & Development, Series GDIF,1.430%, 03/05/14	SGD	1,000,000	769,033
Ireland Government Notes, 5.000%, 10/18/20	EUR	25,000	30,167
Ireland Treasury Bonds, 4.500%, 10/18/18	EUR	275,000	331,407
Ireland Treasury Bonds, 5.400%, 03/13/25	EUR	75,000	89,102
Mexican Bonos, Series M10, 7.250%, 12/15/16	MXN	6,850,000	584,185
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000	316,431
Mexican Government, 9.000%, 12/20/12	MXN	5,950,000	509,858
New South Wales Treasury Corp., Series 12RG, 6.000%, 05/01/12	AUD	260,000	255,025
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	995,000	964,855
Portugal Obrigacoes do Tesouro, 3.850%, 04/15/21	EUR	50,000	55,866
Portugal Obrigacoes do Tesouro, 4.800%, 06/15/20	EUR	25,000	30,746
Queensland Treasury Corp., Series 11G, 6.000%, 06/14/11	AUD	665,000	647,880
Total Foreign Government Obligations (cost $12,607,947)			13,882,441
Municipal Bonds - 1.2%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47 [11]		250,000	182,590
State of California, 4.500%, 08/01/27 (AMBAC Insured)		45,000	44,735

Managers Fixed Income Fund

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 1.2% (continued)
State of California, 4.500%, 10/01/29	$130,000	$128,041
State of California, 4.500%, 08/01/30	30,000	29,419
State of California, 4.500%, 08/01/30 (AMBAC Insured)	35,000	34,323
State of California, Variable Purpose Bond, 3.250%, 12/01/27 (National Insured)	25,000	20,762
State of California, Variable Purpose Bond, 4.500%, 12/01/33 (AMBAC Insured)	110,000	107,212
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008 A, 4.500%, 01/01/38, (AGM Insured)	15,000	15,036
Eufaula Alabama, Series 2003 C, 4.000%, 08/15/12 (AMBAC Insured)	175,000	176,339
Michigan Tobacco Settlement Financial Authority, Series 2006 A, 7.309%, 06/01/34 [11]	390,000	309,691
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28 (BHAC Insured)	15,000	13,769
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28 (National Insured)	35,000	30,783
Virginia Tobacco Settlement Financing Corp., 6.706%, 06/01/46 [11]	1,055,000	730,482
Total Municipal Bonds (cost $2,251,246)		1,823,182
Asset-Backed Securities - 3.4%
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34 [9]	257,996	259,507
Chase Issuance Trust, Series 2007-B1, Class B1, 0.507%, 04/15/19, (10/15/10) [6]	845,000	812,179
Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 09/16/13 (a)	640,000	641,342
Countrywide Home Loans, Series 2002-S1, Class A5, 5.960%, 11/25/16	150,728	143,353
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)	919,648	955,140
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	200,000	215,342
Sierra Receivables Funding Company, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)	1,763,120	1,783,130
World Financial Network Credit Card Master Note Trust, Series 2010-A, Class B, 6.750%, 04/15/19	500,000	525,970
Total Asset-Backed Securities (cost $5,129,402)		5,335,963
Mortgage-Backed Securities - 0.6%
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40 [9]	300,000	301,373
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 01/15/49	110,000	114,661
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.420%, 06/15/49 [9]	220,000	227,799
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	320,000	327,932
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31	6,956	6,969
Total Mortgage-Backed Securities (cost $675,009)		978,734

	Shares
Preferred Stocks- 0.4%
Newell Financial Trust I, 5.250% (cost $578,039) [14]	13,455	535,677
Short-Term Investments - 10.4%
BNY Institutional Cash Reserves Fund, Series B* [7,13]	247,572	196,878
BNY Mellon Overnight Government Fund, 0.28%[7]	78,000	78,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21%	8,861,472	8,861,472
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.17%	7,025,889	7,025,889
Total Short-Term Investments (cost $16,212,933)		16,162,239
Total Investments (cost $140,999,911)		153,135,667
Other Assets, less Liabilities - 1.3%		1,978,552
Net Assets - 100.0%		$155,114,219

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2010, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Mid–Cap Fund	$34,514,291	$5,116,254	($725,046)	$4,391,208
Managers AMG Chicago Equity Partners Balanced Fund	16,224,153	1,728,359	(232,092)	1,496,267
Managers High Yield Fund	33,114,374	2,166,847	(597,279)	1,569,568
Managers Fixed Income Fund	141,023,415	13,499,295	(1,387,043)	12,112,252
Managers Short Duration Government Fund	409,524,084	4,652,987	(3,564,051)	1,088,936
Managers Intermediate Duration Government Fund	237,075,073	7,646,555	(2,108,287)	5,538,268

*	Non-income producing security
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2010, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield Fund	$8,984,873	28.9%
Managers Fixed Income Fund	21,614,035	13.9%
Managers Intermediate Duration Government Fund	838,998	0.5%

(b)	Step Bond. A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 2010.

[2]	Some or all of these securities were out on loan to various brokers as of September 30, 2010, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Chicago Equity Partners Mid–Cap Fund	$1,867,221	5.1%
Managers AMG Chicago Equity Partners Balanced Fund	119,178	0.7%
Managers High Yield Fund	3,838,084	12.3%
Managers Fixed Income Fund	313,221	0.2%

[3]	Yield shown for an investment company represents the September 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Indicates yield to maturity at September 30, 2010.
[5]	Security pledged to cover margin requirements for open futures positions at September 30, 2010.
[6]	Floating Rate Security. The rate listed is as of September 30, 2010. Date in parenthesis represents the security’s next coupon rate reset.
[7]	Collateral received from brokers for securities lending was invested in this short-term investment.
[8]	All or part of security has been segregated for delayed delivery transactions.
[9]	Variable Rate Security. The rate listed is as of September 30, 2010 and is periodically reset subject to terms and conditions set forth in the debenture.
[1][0]	Payment-in-kind security. A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

[1][1]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent.

Fund	Market Value	% of Net Assets
Managers Fixed Income	$3,790,142	2.7%
Managers Short Duration Government	1,699,662	0.4%
Managers Intermediate Duration Government	890,397	0.5%

[1][2]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[1][3]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. Until August 2, 2010, each Fund’s position in Series B was being marked to market daily. Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily.

[1][4]

Convertible Bond: A corporate, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds market value at September 30, 2010, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Fixed Income	$3,877,670	2.5%

Securities Transacted on a When Issued Basis

The Short Duration and Intermediate Duration Funds may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at September 30, 2010 were as follows:

Fund	Principal/Share Amount	Security	Current Liability
Managers Short Duration Government Fund	$5,500,000	GNMA, 4.500%, TBA	$5,259,375

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of September 30, 2010, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Mid Cap
Investments in Securities
Common Stocks [1]	$36,201,575	—	—	$36,201,575
Short-Term Investments	2,576,908	$127,016	—	2,703,924

Total Investments in Securities	$38,778,483	$127,016	—	$38,905,499

Balanced
Investments in Securities
Common Stocks [1]	$9,765,674	—	—	$9,765,674
Fixed Income Securities [2]	—	$7,309,107	—	7,309,107
Short-Term Investments	623,061	22,578	—	645,639

Total Investments in Securities	$10,388,735	$7,331,685	—	$17,720,420

High Yield
Investments in Securities
Common Stocks [1]	$221,718	—	—	$221,718
Fixed Income Securities [2]	—	$30,048,136	—	30,048,136
Short-Term Investments	4,344,307	69,781	—	4,414,088

Total Investments in Securities	$4,566,025	$30,117,917	—	$34,683,942

Fixed Income
Investments in Securities
Fixed Income Securities [2]	—	$136,437,750	—	$136,437,750
Preferred Stocks	$535,677	—	—	535,677
Short-Term Investments	15,965,362	196,878	—	16,162,240

Total Investments in Securities	$16,501,039	$136,634,628	—	$153,135,667

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

Short Duration
Investments in Securities

U.S. Government and Agency Obligations	—	$331,539,759	—	$331,539,759
Mortgage-Backed and Interest Only Strips	—	48,808,949	—	48,808,949
Asset-Backed Securities	—	1,178,818	—	1,178,818
Short-Term Investments	$29,073,163	12,331	—	29,085,494

Total Investments in Securities	$29,073,163	$381,539,857	—	$410,613,020

Derivatives [3]
Interest rate contracts	($879,732)	—	—	($879,732)

Intermediate Duration
Investments in Securities
U.S. Government and Agency Obligations	—	$163,537,753	—	$163,537,753
Mortgage-Backed Securities	—	26,602,225	—	21,493,228
Short-Term Investments	$52,462,349	11,014	—	52,473,363

Total Investments in Securities	$52,462,349	$190,150,992	—	$242,613,341

Derivatives [3]
Interest rate contracts	($215,061)	—	—	($215,061)

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]

All fixed income securities held in the Fund are Level 2 securities. For a detailed break-out of fixed income securities by major industry classification, please refer to the Schedule of Portfolio Investments.

[3]

Derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

Futures Contracts

The Short Duration and Intermediate Duration Funds may use interest rate futures contracts for risk management purposes in order to reduce the interest rate risk of fixed income securities. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of September 30, 2010:

Short Duration

The market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2010 amounted to $749,361.

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	86	Long	December 2010	$56,222
5-Year U.S. Treasury Note	10	Long	December 2010	13,100
10-Year U.S. Treasury Note	79	Short	December 2010	(131,737)
U.S. Treasury Long Bond	32	Short	December 2010	(39,549)
5-Year Interest Rate Swap	8	Long	December 2010	6,605
10-Year Interest Rate Swap	43	Short	December 2010	(17,576)
3-Month Eurodollar	43	Short	March 2011- March 2014	(235,983)
3-Month Eurodollar	39	Short	June 2011 - June 2013	(242,122)
3-Month Eurodollar	19	Short	September 2012 - September 2013	(105,510)
3-Month Eurodollar	1	Long	September 2011	10,723
3-Month Eurodollar	38	Short	December 2011 - December 2013	(258,090)
3-Month Eurodollar	6	Long	December 2010	64,185
Total				($879,732)

Intermediate Duration

The market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2010 amounted to $177,995.

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	6	Short	December 2010	($4,046)
5-Year U.S. Treasury Note	32	Long	December 2010	41,920
10-Year U.S. Treasury Note	21	Long	December 2010	34,893
5-Year Interest Rate Swap	21	Short	December 2010	(17,443)
U.S. Treasury Long Bond	3	Long	December 2010	4,211
3-Month Eurodollar	12	Short	March 2011 - March 2013	(70,143)
3-Month Eurodollar	12	Short	June 2011 - June 2013	(73,430)
3-Month Eurodollar	12	Short	September 2011 - September 2013	(75,830)
3-Month Eurodollar	3	Long	December 2010	34,717
3-Month Eurodollar	14	Short	December 2011 - December 2013	(89,910)
Total				($215,061)

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

Investments Abbreviations:

AGM:	Assured Guaranty Municipal Corp.
AMBAC:	American Municipal Bond Assurance Corp.
BHAC:	Berkshire Hathaway Assurance Corp.
FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMAC:	General Motors Acceptance Corp.
GNMA:	Government National Mortgage Association
GSR:	Goldman Sachs REMIC
MBIA:	Municipal Bond Investor Assurance Corp.
MTN:	Medium Term Notes
National:	National Public Finance Guarantee Group
IO:	Interest Only
REIT:	Real Estate Investment Trust
TBA:	To Be Announced

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	euro
NZD:	New Zealand Dollar
MXN:	Mexican Peso
SGD:	Singapore Dollar

Security Ratings (unaudited):

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	B	BBB	BB	Below BB	Not Rated
Short Duration	99.3%	0.0%	0.0%	0.5%	0.0%	0.0%	0.1%	0.1%
Intermediate Duration	97.9%	0.0%	0.1%	0.0%	1.3%	0.2%	0.5%	0.0%
High Yield	0.0%	0.0%	0.0%	49.5%	0.1%	34.2%	13.2%	3.0%
Fixed Income	26.7%	0.9%	20.7%	0.0%	42.4%	5.3%	3.4%	0.7%

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 19, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: November 19, 2010